UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Aggressive Growth Portfolio

September 30, 2008

1.808772.104

VIPAG-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 1.0%
Harley-Davidson, Inc.	5,500	$ 205,150
Hotels, Restaurants & Leisure - 2.6%
Burger King Holdings, Inc.	12,102	297,225
Starbucks Corp. (a)	14,000	208,180
		505,405
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	4,100	161,745
Lowe's Companies, Inc.	8,855	209,775
Staples, Inc.	9,900	222,750
Tiffany & Co., Inc.	5,900	209,568
TJX Companies, Inc.	8,500	259,420
		1,063,258
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc. (a)	11,342	284,004
TOTAL CONSUMER DISCRETIONARY		2,057,817
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Ralcorp Holdings, Inc. (a)	4,800	323,568
ENERGY - 8.0%
Energy Equipment & Services - 3.1%
Dresser-Rand Group, Inc. (a)	5,683	178,844
IHS, Inc. Class A (a)	8,927	425,282
		604,126
Oil, Gas & Consumable Fuels - 4.9%
Arch Coal, Inc.	6,432	211,548
Chesapeake Energy Corp.	5,300	190,058
Denbury Resources, Inc. (a)	7,866	149,769
Peabody Energy Corp.	4,836	217,620
Southwestern Energy Co. (a)	6,485	198,052
		967,047
TOTAL ENERGY		1,571,173
FINANCIALS - 4.9%
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	1,600	204,800
Diversified Financial Services - 2.3%
Deutsche Boerse AG	2,200	201,251
Heckmann Corp. (a)	29,200	240,900
		442,151
Insurance - 1.6%
ACE Ltd.	1,700	92,021
American International Group, Inc.	27,100	90,243

	Shares	Value
The Chubb Corp.	2,100	$ 115,290
XL Capital Ltd. Class A	1,000	17,940
		315,494
TOTAL FINANCIALS		962,445
HEALTH CARE - 40.1%
Biotechnology - 6.3%
Alnylam Pharmaceuticals, Inc. (a)	3,708	107,347
Amylin Pharmaceuticals, Inc. (a)	5,494	111,089
BioMarin Pharmaceutical, Inc. (a)	8,840	234,172
Isis Pharmaceuticals, Inc. (a)	29,640	500,620
Myriad Genetics, Inc. (a)	2,755	178,744
RXi Pharmaceuticals Corp.	4,956	40,441
RXi Pharmaceuticals Corp. (c)	6,378	52,044
		1,224,457
Health Care Equipment & Supplies - 22.2%
ArthroCare Corp. (a)	22,952	636,229
Conceptus, Inc. (a)	6,456	107,040
Cyberonics, Inc. (a)	12,028	204,476
Edwards Lifesciences Corp. (a)	3,500	202,160
Inverness Medical Innovations, Inc. (a)	7,000	210,000
Masimo Corp. (a)	2,600	96,720
NuVasive, Inc. (a)	38,381	1,893,333
St. Jude Medical, Inc. (a)	19,184	834,312
TranS1, Inc.	16,702	165,183
		4,349,453
Health Care Providers & Services - 3.0%
athenahealth, Inc.	8,851	294,473
Express Scripts, Inc. (a)	4,047	298,750
		593,223
Health Care Technology - 0.9%
MedAssets, Inc.	10,294	177,057
Life Sciences Tools & Services - 5.8%
AMAG Pharmaceuticals, Inc. (a)	15,678	607,209
Covance, Inc. (a)	3,359	296,969
QIAGEN NV (a)	11,400	224,922
		1,129,100
Pharmaceuticals - 1.9%
Allergan, Inc.	7,153	368,380
TOTAL HEALTH CARE		7,841,670
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.1%
Raytheon Co.	3,700	197,987
Teledyne Technologies, Inc. (a)	3,700	211,492
		409,479
Commercial Services & Supplies - 2.3%
Stericycle, Inc. (a)	7,566	445,713
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 3.2%
Quanta Services, Inc. (a)	15,828	$ 427,514
Shaw Group, Inc. (a)	6,236	191,632
		619,146
Electrical Equipment - 0.3%
Ocean Power Technologies, Inc. (a)	8,470	70,725
Machinery - 1.0%
Flowserve Corp.	2,300	204,171
Marine - 0.9%
Ultrapetrol (Bahamas) Ltd. (a)	21,749	170,730
Professional Services - 1.3%
CoStar Group, Inc. (a)	5,727	259,949
TOTAL INDUSTRIALS		2,179,913
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 5.4%
Comtech Telecommunications Corp. (a)	821	40,426
Infinera Corp. (a)	8,200	78,392
Juniper Networks, Inc. (a)	20,600	434,042
QUALCOMM, Inc.	11,800	507,046
		1,059,906
Electronic Equipment & Components - 1.0%
Mettler-Toledo International, Inc. (a)	2,000	196,000
Internet Software & Services - 3.1%
Omniture, Inc. (a)	33,444	614,032
IT Services - 4.0%
Lender Processing Services, Inc.	7,200	219,744
MasterCard, Inc. Class A	1,100	195,063
Visa, Inc.	6,112	375,216
		790,023
Semiconductors & Semiconductor Equipment - 2.4%
Cavium Networks, Inc. (a)	18,000	253,440
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,594	211,706
		465,146
Software - 1.1%
Autonomy Corp. PLC (a)	10,981	203,904
TOTAL INFORMATION TECHNOLOGY		3,329,011

	Shares	Value
MATERIALS - 4.4%
Metals & Mining - 4.4%
Agnico-Eagle Mines Ltd.	3,713	$ 202,673
Newcrest Mining Ltd.	9,414	195,591
Pan American Silver Corp. (a)	8,600	191,178
Silver Wheaton Corp. (a)	12,800	103,781
Timminco Ltd. (a)	12,700	174,201
		867,424
TOTAL COMMON STOCKS (Cost $21,340,417)		19,133,021
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 1.92% (b) (Cost $449,199)	449,199	449,199
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,789,616)	19,582,220
NET OTHER ASSETS - 0.0%	(7,698)
NET ASSETS - 100%	$ 19,574,522
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,044 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
RXi Pharmaceuticals Corp.	6/24/08	$ 51,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,837
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 19,582,220	$ 18,981,474	$ 600,746	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $22,084,142. Net unrealized depreciation aggregated $2,501,922, of which $1,451,510 related to appreciated investment securities and $3,953,432 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Balanced Portfolio

September 30, 2008

1.808794.104

VIPBAL-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.3%
BorgWarner, Inc.	20,600	$ 675,062
Johnson Controls, Inc.	70,600	2,141,298
The Goodyear Tire & Rubber Co. (a)	44,400	679,764
		3,496,124
Automobiles - 0.2%
Fiat SpA	44,900	603,600
Harley-Davidson, Inc.	18,450	688,185
Renault SA	11,100	707,145
		1,998,930
Distributors - 0.1%
LKQ Corp. (a)	50,100	850,197
Diversified Consumer Services - 0.7%
Carriage Services, Inc. Class A (a)	24,247	84,865
H&R Block, Inc.	87,100	1,981,525
Hillenbrand, Inc.	119,862	2,416,418
Navitas Ltd.	67,777	122,242
Princeton Review, Inc. (a)	38,946	311,568
Regis Corp.	50,866	1,398,815
Service Corp. International	94,000	785,840
Stewart Enterprises, Inc. Class A	169,158	1,329,582
		8,430,855
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	62,300	1,114,547
Darden Restaurants, Inc.	28,300	810,229
DineEquity, Inc. (d)	39,702	669,376
McCormick & Schmick's Seafood Restaurants (a)	12,503	121,779
McDonald's Corp.	41,295	2,547,902
Ruth's Chris Steak House, Inc. (a)(d)	45,700	179,601
Sonic Corp. (a)	56,800	827,576
Vail Resorts, Inc. (a)	15,000	524,250
		6,795,260
Household Durables - 0.7%
Beazer Homes USA, Inc.	34,831	208,289
Black & Decker Corp.	20,400	1,239,300
Centex Corp.	4,400	71,280
La-Z-Boy, Inc.	38,000	354,160
Newell Rubbermaid, Inc.	61,100	1,054,586
Pulte Homes, Inc.	65,700	917,829
Snap-On, Inc.	17,500	921,550
Standard Pacific Corp. (a)(d)	241,866	1,187,562
Stanley Furniture Co., Inc.	11,600	105,908
The Stanley Works	15,500	646,970
Whirlpool Corp.	20,000	1,585,800
		8,293,234
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	235,900	3,628,142
Hasbro, Inc.	35,600	1,236,032
		4,864,174

	Shares	Value
Media - 2.0%
Ascent Media Corp. (a)	43,300	$ 1,056,953
CC Media Holdings, Inc. Class A (a)	100,000	1,360,000
Comcast Corp. Class A	238,300	4,677,829
Informa PLC	38,600	217,709
Lamar Advertising Co. Class A (a)	19,900	614,711
Liberty Global, Inc. Class A (a)	18,800	569,640
Liberty Media Corp. - Entertainment Class A (a)	59,300	1,480,721
Live Nation, Inc. (a)	148,720	2,419,674
News Corp. Class A	147,600	1,769,724
Scripps Networks Interactive, Inc. Class A	62,625	2,273,914
The DIRECTV Group, Inc. (a)	42,200	1,104,374
Time Warner Cable, Inc. (a)	1,500	36,300
Time Warner, Inc.	416,390	5,458,873
Virgin Media, Inc.	85,000	671,500
WPP Group PLC	42,800	346,220
		24,058,142
Multiline Retail - 0.3%
Pantaloon Retail India Ltd.	2,253	15,633
Target Corp.	57,200	2,805,660
Tuesday Morning Corp. (a)	44,616	184,264
		3,005,557
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	41,100	1,630,026
AnnTaylor Stores Corp. (a)	59,300	1,223,952
Asbury Automotive Group, Inc.	38,400	442,368
bebe Stores, Inc.	64,668	631,806
Group 1 Automotive, Inc.	8,800	191,224
Home Depot, Inc.	66,800	1,729,452
Lowe's Companies, Inc.	211,900	5,019,911
Lumber Liquidators, Inc.	17,300	217,288
MarineMax, Inc. (a)	46,754	338,031
OfficeMax, Inc.	43,300	384,937
Ross Stores, Inc.	24,400	898,164
Sherwin-Williams Co.	22,900	1,308,964
Sonic Automotive, Inc. Class A (sub. vtg.)	59,500	503,370
Staples, Inc.	124,400	2,799,000
The Men's Wearhouse, Inc.	88,289	1,875,258
Tween Brands, Inc. (a)	176,200	1,724,998
		20,918,749
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	5,200	277,684
American Apparel, Inc. (a)	61,100	501,020
Coach, Inc. (a)	20,800	520,832
Polo Ralph Lauren Corp. Class A	1,300	86,632
VF Corp.	1,950	150,755
		1,536,923
TOTAL CONSUMER DISCRETIONARY		84,248,145
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.7%
Beverages - 0.8%
The Coca-Cola Co.	177,400	$ 9,380,912
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	149,774	5,041,393
Kroger Co.	49,600	1,363,008
Rite Aid Corp. (a)	146,200	118,422
Safeway, Inc.	30,802	730,623
Sysco Corp.	92,600	2,854,858
Walgreen Co.	33,000	1,021,680
Winn-Dixie Stores, Inc. (a)	140,527	1,953,325
		13,083,309
Food Products - 1.3%
Bunge Ltd.	15,300	966,654
Campbell Soup Co.	19,500	752,700
Cermaq ASA	93,500	607,845
Corn Products International, Inc.	56,715	1,830,760
Flowers Foods, Inc.	3,200	93,952
Global Bio-Chem Technology Group Co. Ltd.	1,614,000	522,047
Leroy Seafood Group ASA (d)	84,650	753,685
Lighthouse Caledonia ASA (d)	104,235	88,112
Marine Harvest ASA (a)	7,337,000	3,660,383
Nestle SA (Reg.)	27,001	1,167,021
Ralcorp Holdings, Inc. (a)	27,900	1,880,739
Smithfield Foods, Inc. (a)	62,211	987,911
TreeHouse Foods, Inc. (a)	7,200	213,840
Tyson Foods, Inc. Class A	133,300	1,591,602
		15,117,251
Household Products - 1.6%
Central Garden & Pet Co. (a)	79,583	467,948
Central Garden & Pet Co. Class A (non-vtg.) (a)	107,150	637,543
Clorox Co.	19,200	1,203,648
Energizer Holdings, Inc. (a)	21,500	1,731,825
Kimberly-Clark Corp.	48,700	3,157,708
Procter & Gamble Co.	155,340	10,825,645
		18,024,317
Personal Products - 0.5%
Avon Products, Inc.	90,500	3,762,085
Dabur India Ltd.	31,339	61,785
Estee Lauder Companies, Inc. Class A	40,500	2,021,355
		5,845,225
Tobacco - 0.4%
Imperial Tobacco Group PLC	24,800	796,166
Philip Morris International, Inc.	85,285	4,102,209
		4,898,375
TOTAL CONSUMER STAPLES		66,349,389

	Shares	Value
ENERGY - 9.2%
Energy Equipment & Services - 4.5%
BJ Services Co.	37,900	$ 725,027
Exterran Holdings, Inc. (a)	20,947	669,466
Global Industries Ltd. (a)	161,923	1,123,746
Halliburton Co.	79,500	2,575,005
Helix Energy Solutions Group, Inc. (a)	31,000	752,680
Hercules Offshore, Inc. (a)	34,100	516,956
Nabors Industries Ltd. (a)	31,600	787,472
National Oilwell Varco, Inc. (a)	479,500	24,085,269
Parker Drilling Co. (a)	175,986	1,411,408
Petroleum Geo-Services ASA (a)	55,550	733,868
Pride International, Inc. (a)	102,300	3,029,103
Schlumberger Ltd. (NY Shares)	8,900	695,001
Smith International, Inc.	103,300	6,057,512
Superior Energy Services, Inc. (a)	31,244	972,938
Tidewater, Inc. (d)	50,067	2,771,709
Weatherford International Ltd. (a)	232,748	5,851,285
		52,758,445
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	10,900	560,587
Arch Coal, Inc.	23,612	776,599
Boardwalk Pipeline Partners, LP	70,641	1,455,205
Cabot Oil & Gas Corp.	33,200	1,199,848
Canadian Natural Resources Ltd.	15,600	1,069,899
Chesapeake Energy Corp.	159,000	5,701,740
Comstock Resources, Inc. (a)	14,400	720,720
Concho Resources, Inc. (a)	18,300	505,263
Concho Resources, Inc. (a)(g)	26,870	667,693
Denbury Resources, Inc. (a)	34,800	662,592
Ellora Energy, Inc. (a)(e)	30,267	257,758
Encore Acquisition Co. (a)	12,372	516,902
Energy Transfer Equity LP	59,600	1,296,300
Evergreen Energy, Inc. (a)	151,485	142,396
Forest Oil Corp. (a)	22,900	1,135,840
Foundation Coal Holdings, Inc.	30,900	1,099,422
GMX Resources, Inc. (a)	6,300	301,140
Goodrich Petroleum Corp. (a)(d)	43,600	1,900,524
Hess Corp.	39,218	3,219,013
James River Coal Co. (a)(d)	14,024	308,388
Kodiak Oil & Gas Corp. (a)	127,360	191,040
McMoRan Exploration Co. (a)(d)	37,842	894,585
Nexen, Inc.	56,200	1,304,153
OPTI Canada, Inc. (a)	129,400	1,343,358
Peabody Energy Corp.	14,100	634,500
Penn Virginia Corp.	25,800	1,378,752
Petrohawk Energy Corp. (a)	212,500	4,596,375
Plains Exploration & Production Co. (a)	36,800	1,293,888
Quicksilver Gas Services LP	3,700	67,525
Quicksilver Resources, Inc. (a)	63,600	1,248,468
Range Resources Corp.	75,850	3,251,690
Reliance Industries Ltd.	8,996	379,263
Southwestern Energy Co. (a)	85,900	2,623,386
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	19,350	$ 688,473
Talisman Energy, Inc.	6,800	95,956
Valero Energy Corp.	300,397	9,102,029
Western Refining, Inc.	102,400	1,035,264
Williams Companies, Inc.	43,200	1,021,680
		54,648,214
TOTAL ENERGY		107,406,659
FINANCIALS - 11.7%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	15,200	1,259,320
Ameriprise Financial, Inc.	19,180	732,676
Bank of New York Mellon Corp.	242,554	7,902,409
Bank Sarasin & Co. Ltd. Series B (Reg.)	19,841	759,895
Charles Schwab Corp.	70,000	1,820,000
EFG International	23,230	670,737
Fortress Investment Group LLC (d)	78,400	823,200
Franklin Resources, Inc.	7,200	634,536
Goldman Sachs Group, Inc.	17,090	2,187,520
Julius Baer Holding AG	30,686	1,526,164
Legg Mason, Inc.	18,000	685,080
Merrill Lynch & Co., Inc.	5,000	126,500
Morgan Stanley	31,600	726,800
State Street Corp.	87,413	4,972,051
T. Rowe Price Group, Inc.	25,930	1,392,700
The Blackstone Group LP	48,500	743,990
		26,963,578
Commercial Banks - 1.4%
Associated Banc-Corp.	12,600	251,370
Capitol Bancorp Ltd. (d)	50,682	987,792
Fifth Third Bancorp	182,059	2,166,502
M&T Bank Corp.	8,900	794,325
Mitsubishi UFJ Financial Group, Inc.	149,500	1,304,168
PNC Financial Services Group, Inc.	58,400	4,362,480
Prosperity Bancshares, Inc.	19,400	659,406
Regions Financial Corp.	37,800	362,880
Sterling Financial Corp., Washington	66,953	970,819
Sumitomo Mitsui Financial Group, Inc.	199	1,248,133
UCBH Holdings, Inc.	46,697	299,328
Wachovia Corp.	176,046	616,161
Wintrust Financial Corp.	28,100	824,735
Zions Bancorp	38,600	1,493,820
		16,341,919
Consumer Finance - 0.5%
ACOM Co. Ltd.	31,090	1,062,937
Capital One Financial Corp.	36,800	1,876,800
Discover Financial Services	48,700	673,034

	Shares	Value
Promise Co. Ltd. (d)	67,500	$ 1,306,628
SLM Corp. (a)	44,400	547,896
		5,467,295
Diversified Financial Services - 4.3%
Bank of America Corp.	531,821	18,613,735
BM&F BOVESPA SA	159,367	702,024
CIT Group, Inc.	106,129	738,658
Citigroup, Inc.	214,117	4,391,540
CME Group, Inc.	13,447	4,995,695
Deutsche Boerse AG	7,000	640,345
IntercontinentalExchange, Inc. (a)	16,300	1,315,084
JPMorgan Chase & Co.	302,900	14,145,430
Onex Corp. (sub. vtg.)	8,800	227,110
PICO Holdings, Inc. (a)	151,361	5,435,374
		51,204,995
Insurance - 1.3%
ACE Ltd.	14,000	757,820
AMBAC Financial Group, Inc.	88,500	206,205
Genworth Financial, Inc. Class A (non-vtg.)	74,688	643,064
Hartford Financial Services Group, Inc.	40,500	1,660,095
LandAmerica Financial Group, Inc.	63,914	1,549,915
Maiden Holdings Ltd. (e)	19,000	82,650
MBIA, Inc. (d)	131,500	1,564,850
MetLife, Inc.	66,759	3,738,504
National Financial Partners Corp.	24,060	360,900
Principal Financial Group, Inc.	32,100	1,396,029
Prudential Financial, Inc.	29,800	2,145,600
Reinsurance Group of America, Inc. Class B (d)	18,515	877,981
W.R. Berkley Corp.	5,200	122,460
XL Capital Ltd. Class A	41,900	751,686
		15,857,759
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc.	8,800	990,000
Annaly Capital Management, Inc.	123,549	1,661,734
CapitalSource, Inc.	177,900	2,188,170
Chimera Investment Corp.	16,300	101,223
Developers Diversified Realty Corp.	38,000	1,204,220
General Growth Properties, Inc.	63,300	955,830
Healthcare Realty Trust, Inc.	24,800	722,920
Highwoods Properties, Inc. (SBI)	17,900	636,524
Home Properties, Inc.	8,200	475,190
MFA Mortgage Investments, Inc.	103,700	674,050
ProLogis Trust	20,600	850,162
Senior Housing Properties Trust (SBI)	28,500	679,155
SL Green Realty Corp.	12,910	836,568
UDR, Inc.	34,500	902,175
Vornado Realty Trust	12,600	1,145,970
		14,023,891
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	78,672	1,051,845
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forestar Real Estate Group, Inc. (a)	37,288	$ 549,998
Jones Lang LaSalle, Inc.	18,288	795,162
The St. Joe Co. (d)	18,700	730,983
		3,127,988
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp.	109,100	766,973
People's United Financial, Inc.	127,620	2,456,685
Washington Federal, Inc.	72,253	1,333,068
Washington Mutual, Inc.	593,100	48,634
		4,605,360
TOTAL FINANCIALS		137,592,785
HEALTH CARE - 7.4%
Biotechnology - 1.7%
Amgen, Inc. (a)	93,500	5,541,745
Biogen Idec, Inc. (a)	24,700	1,242,163
Cephalon, Inc. (a)	65,886	5,105,506
Cubist Pharmaceuticals, Inc. (a)	36,194	804,593
DUSA Pharmaceuticals, Inc. (a)	122,700	141,105
Genentech, Inc. (a)	18,350	1,627,278
Gilead Sciences, Inc. (a)	36,700	1,672,786
Theravance, Inc. (a)	183,460	2,285,912
Vertex Pharmaceuticals, Inc. (a)	35,500	1,180,020
		19,601,108
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	22,480	3,630,745
American Medical Systems Holdings, Inc. (a)	47,652	846,300
Boston Scientific Corp. (a)	65,850	807,980
Covidien Ltd.	87,725	4,716,096
Hill-Rom Holdings, Inc.	23,712	718,711
Immucor, Inc. (a)	27,600	882,096
Integra LifeSciences Holdings Corp. (a)	59,500	2,619,785
Inverness Medical Innovations, Inc. (a)	18,424	552,720
Kinetic Concepts, Inc. (a)	23,400	669,006
Medtronic, Inc.	14,600	731,460
Smith & Nephew PLC	83,000	876,674
Sonova Holding AG	15,945	1,039,664
		18,091,237
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	7,838	221,894
Brookdale Senior Living, Inc.	70,844	1,557,860
Coventry Health Care, Inc. (a)	8,335	271,304
DaVita, Inc. (a)	7,400	421,874
Express Scripts, Inc. (a)	18,200	1,343,524
HealthSouth Corp. (a)(d)	67,983	1,252,927
Humana, Inc. (a)	22,514	927,577
McKesson Corp.	25,800	1,388,298

	Shares	Value
Medco Health Solutions, Inc. (a)	39,000	$ 1,755,000
NightHawk Radiology Holdings, Inc. (a)	42,885	309,630
Patterson Companies, Inc. (a)	28,200	857,562
Pediatrix Medical Group, Inc. (a)	21,166	1,141,271
PSS World Medical, Inc. (a)	57,995	1,130,903
Sunrise Senior Living, Inc. (a)	58,177	802,261
Tenet Healthcare Corp. (a)	101,969	565,928
UnitedHealth Group, Inc.	88,465	2,246,126
Universal American Financial Corp. (a)	51,137	623,360
Universal Health Services, Inc. Class B	18,083	1,013,190
WellPoint, Inc. (a)	22,000	1,028,940
		18,859,429
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	72,103	961,133
Charles River Laboratories International, Inc. (a)	26,300	1,460,439
Thermo Fisher Scientific, Inc. (a)	15,800	869,000
		3,290,572
Pharmaceuticals - 2.3%
Allergan, Inc.	31,500	1,622,250
Alpharma, Inc. Class A (a)	93,957	3,466,074
Cipla Ltd.	50,352	248,406
Endo Pharmaceuticals Holdings, Inc. (a)	36,187	723,740
Jazz Pharmaceuticals, Inc. (a)	36,400	179,816
Merck & Co., Inc.	105,685	3,335,419
Mylan, Inc. (a)(d)	61,385	701,017
Pfizer, Inc.	400,000	7,376,000
Schering-Plough Corp.	133,900	2,473,133
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,900	773,851
Wyeth	158,300	5,847,602
XenoPort, Inc. (a)	13,400	649,766
		27,397,074
TOTAL HEALTH CARE		87,239,420
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.6%
DigitalGlobe, Inc. (a)(e)	163	408
Heico Corp. Class A	25,096	704,194
Honeywell International, Inc.	59,700	2,480,535
Lockheed Martin Corp.	31,900	3,498,473
Northrop Grumman Corp.	26,700	1,616,418
Orbital Sciences Corp. (a)	50,850	1,218,875
Raytheon Co.	60,600	3,242,706
Raytheon Co. warrants 6/16/11 (a)	200	3,400
Rockwell Collins, Inc.	11,500	553,035
Spirit AeroSystems Holdings, Inc. Class A (a)	37,200	597,804
United Technologies Corp.	83,600	5,021,016
		18,936,864
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	15,925	811,538
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	18,700	$ 1,478,048
United Parcel Service, Inc. Class B	24,600	1,547,094
		3,836,680
Airlines - 0.3%
AirTran Holdings, Inc. (a)	75,600	183,708
Delta Air Lines, Inc. (a)	196,952	1,467,292
Northwest Airlines Corp. (a)	96,500	871,395
US Airways Group, Inc. (a)	57,000	343,710
		2,866,105
Building Products - 0.2%
Masco Corp.	66,800	1,198,392
Owens Corning (a)	39,800	951,618
		2,150,010
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	62,069	468,000
Allied Waste Industries, Inc. (a)	57,400	637,714
Avery Dennison Corp.	24,700	1,098,656
Cintas Corp.	25,000	717,750
Consolidated Graphics, Inc. (a)	10,284	311,914
Copart, Inc. (a)	16,100	611,800
GeoEye, Inc. (a)	58,939	1,304,320
R.R. Donnelley & Sons Co.	42,600	1,044,978
Republic Services, Inc.	27,700	830,446
The Brink's Co.	24,900	1,519,398
Waste Management, Inc.	30,700	966,743
		9,511,719
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	80,200	1,543,048
Fluor Corp.	17,700	985,890
Great Lakes Dredge & Dock Corp.	295,451	1,864,296
Shaw Group, Inc. (a)	82,000	2,519,860
URS Corp. (a)	139,112	5,101,237
		12,014,331
Electrical Equipment - 1.1%
Cooper Industries Ltd. Class A	154,923	6,189,174
JA Solar Holdings Co. Ltd. ADR (a)	101,100	1,069,638
Renewable Energy Corp. AS (a)	61,400	1,137,862
Saft Groupe SA (a)	30,561	1,209,801
Sunpower Corp. Class B (a)	25,726	1,776,380
Vestas Wind Systems AS (a)	13,400	1,169,342
		12,552,197
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	62,800	1,604,540
Siemens AG sponsored ADR	31,800	2,985,702
		4,590,242
Machinery - 0.6%
CIRCOR International, Inc.	15,500	673,165
Cummins, Inc.	37,000	1,617,640

	Shares	Value
Danaher Corp.	17,900	$ 1,242,260
Eaton Corp.	10,700	601,126
Ingersoll-Rand Co. Ltd. Class A	21,800	679,506
Navistar International Corp. (a)	35,100	1,901,718
Vallourec SA	3,900	841,235
		7,556,650
Marine - 0.1%
Alexander & Baldwin, Inc.	18,550	816,757
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	24,000	2,218,320
Con-way, Inc.	26,760	1,180,384
J.B. Hunt Transport Services, Inc.	33,400	1,114,558
Union Pacific Corp.	46,900	3,337,404
Universal Truckload Services, Inc. (a)	27,493	669,729
YRC Worldwide, Inc. (a)(d)	98,115	1,173,455
		9,693,850
TOTAL INDUSTRIALS		84,525,405
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 2.0%
Adtran, Inc.	124,928	2,434,847
Cisco Systems, Inc. (a)	576,300	13,001,328
Comverse Technology, Inc. (a)	160,400	1,535,028
Corning, Inc.	125,400	1,961,256
Harris Corp.	39,240	1,812,888
Juniper Networks, Inc. (a)	59,580	1,255,351
Motorola, Inc.	173,800	1,240,932
Powerwave Technologies, Inc. (a)	200,386	793,529
		24,035,159
Computers & Peripherals - 1.3%
Apple, Inc. (a)	59,600	6,774,136
Diebold, Inc.	23,000	761,530
Hewlett-Packard Co.	111,700	5,165,008
NCR Corp. (a)	55,700	1,228,185
SanDisk Corp. (a)	54,889	1,073,080
		15,001,939
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	87,400	3,508,236
Arrow Electronics, Inc. (a)	39,200	1,027,824
Avnet, Inc. (a)	96,500	2,376,795
Bell Microproducts, Inc. (a)	89,792	161,626
Cogent, Inc. (a)	72,648	742,463
Ingram Micro, Inc. Class A (a)	68,900	1,107,223
Itron, Inc. (a)	60,800	5,382,624
Tyco Electronics Ltd.	49,975	1,382,309
		15,689,100
Internet Software & Services - 0.9%
Art Technology Group, Inc. (a)	137,277	483,215
Google, Inc. Class A (sub. vtg.) (a)	16,560	6,632,611
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	30,700	$ 1,018,430
VeriSign, Inc. (a)	104,400	2,722,752
		10,857,008
IT Services - 1.3%
Accenture Ltd. Class A	73,000	2,774,000
Affiliated Computer Services, Inc. Class A (a)	7,500	379,725
Cognizant Technology Solutions Corp. Class A (a)	16,452	375,599
Lender Processing Services, Inc.	17,000	518,840
MasterCard, Inc. Class A	1,000	177,330
Perot Systems Corp. Class A (a)	124,700	2,163,545
Sapient Corp. (a)	121,900	905,717
Satyam Computer Services Ltd. sponsored ADR	44,500	718,675
SRA International, Inc. Class A (a)	40,234	910,495
The Western Union Co.	34,500	851,115
Unisys Corp. (a)	304,708	837,947
Visa, Inc.	65,100	3,996,489
WNS Holdings Ltd. sponsored ADR (a)	10,754	105,927
		14,715,404
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	82,800	1,712,304
Analog Devices, Inc.	83,700	2,205,495
Applied Materials, Inc.	53,100	803,403
ASAT Holdings Ltd.	6,352	85
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	10
ASML Holding NV (NY Shares)	900	15,849
Atmel Corp. (a)	1,003,687	3,402,499
Axcelis Technologies, Inc. (a)	205,668	349,636
Cymer, Inc. (a)	39,082	989,947
Cypress Semiconductor Corp. (a)	93,800	489,636
Fairchild Semiconductor International, Inc. (a)	73,800	656,082
FormFactor, Inc. (a)	44,511	775,382
Lam Research Corp. (a)	33,800	1,064,362
LTX-Credence Corp. (a)	660,082	1,148,543
Maxim Integrated Products, Inc.	173,300	3,136,730
MEMC Electronic Materials, Inc. (a)	28,900	816,714
Microchip Technology, Inc.	43,700	1,286,091
National Semiconductor Corp.	53,900	927,619
ON Semiconductor Corp. (a)	153,835	1,039,925
Semitool, Inc. (a)	56,121	459,070
Spansion, Inc. Class A (a)	65,739	101,895
Teradyne, Inc. (a)	147,380	1,151,038

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	113,300	$ 2,846,096
Xilinx, Inc.	19,720	462,434
		25,840,845
Software - 1.1%
Adobe Systems, Inc. (a)	28,100	1,109,107
CA, Inc.	43,300	864,268
Cadence Design Systems, Inc. (a)	13,500	91,260
McAfee, Inc. (a)	27,500	933,900
Misys PLC	216,100	476,483
Oracle Corp. (a)	173,600	3,525,816
Quest Software, Inc. (a)	175,920	2,232,425
Sourcefire, Inc. (a)	101,075	736,837
Symantec Corp. (a)	41,331	809,261
THQ, Inc. (a)	136,851	1,647,686
		12,427,043
TOTAL INFORMATION TECHNOLOGY		118,566,498
MATERIALS - 2.6%
Chemicals - 1.3%
Airgas, Inc.	12,959	643,414
Albemarle Corp.	32,200	993,048
Arkema sponsored ADR	22,300	808,107
Calgon Carbon Corp. (a)	33,354	679,087
Celanese Corp. Class A	79,500	2,218,845
CF Industries Holdings, Inc.	6,900	631,074
Lubrizol Corp.	4,100	176,874
Monsanto Co.	28,500	2,820,930
Solutia, Inc. (a)	102,900	1,440,600
Spartech Corp.	77,137	763,656
Symrise AG	45,900	779,016
The Mosaic Co.	34,300	2,333,086
Valspar Corp.	49,500	1,103,355
W.R. Grace & Co. (a)	26,400	399,168
		15,790,260
Containers & Packaging - 0.4%
Pactiv Corp. (a)	62,600	1,554,358
Rock-Tenn Co. Class A	33,000	1,319,340
Temple-Inland, Inc.	104,547	1,595,387
		4,469,085
Metals & Mining - 0.9%
Alamos Gold, Inc. (a)	143,900	878,758
ArcelorMittal SA (NY Shares) Class A	13,525	667,865
Century Aluminum Co. (a)	26,100	722,709
Eldorado Gold Corp. (a)	75,700	472,236
Freeport-McMoRan Copper & Gold, Inc. Class B	11,700	665,145
Ivanhoe Mines Ltd. (a)	111,400	675,057
Labrador Iron Ore Royal, Inc. Fund	1,400	59,451
Lihir Gold Ltd. (a)	146,101	330,369
New Gold, Inc. (a)	15,800	73,330
Newcrest Mining Ltd.	45,096	936,942
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Silver Wheaton Corp. (a)	51,200	$ 415,122
Stillwater Mining Co. (a)(d)	45,200	262,612
Timminco Ltd. (a)	20,400	279,820
Titanium Metals Corp. (d)	130,618	1,481,208
United States Steel Corp.	11,200	869,232
Yamana Gold, Inc.	143,120	1,176,531
		9,966,387
TOTAL MATERIALS		30,225,732
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	251,700	7,027,464
Cincinnati Bell, Inc. (a)	280,000	865,200
Qwest Communications International, Inc.	1,126,200	3,637,626
Verizon Communications, Inc.	128,500	4,123,565
		15,653,855
Wireless Telecommunication Services - 0.0%
Vivo Participacoes SA (PN) sponsored ADR	17,500	72,450
TOTAL TELECOMMUNICATION SERVICES		15,726,305
UTILITIES - 2.0%
Electric Utilities - 0.9%
Allegheny Energy, Inc.	21,537	791,915
E.ON AG	17,700	890,646
Edison International	25,600	1,021,440
Entergy Corp.	22,800	2,029,428
Exelon Corp.	59,359	3,717,061
FirstEnergy Corp.	25,200	1,688,148
PPL Corp.	11,000	407,220
Public Power Corp. of Greece	16,800	259,086
		10,804,944
Gas Utilities - 0.1%
Equitable Resources, Inc.	30,000	1,100,400
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	58,400	682,696
Constellation Energy Group, Inc.	73,300	1,781,190
NRG Energy, Inc. (a)	192,720	4,769,820
Reliant Energy, Inc. (a)	123,581	908,320
		8,142,026
Multi-Utilities - 0.3%
CMS Energy Corp.	22,100	275,587
Public Service Enterprise Group, Inc.	53,600	1,757,544

	Shares	Value
RWE AG	8,500	$ 810,074
Sempra Energy	6,200	312,914
		3,156,119
TOTAL UTILITIES		23,203,489
TOTAL COMMON STOCKS (Cost $877,722,395)		755,083,827
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.5%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
McMoRan Exploration Co. 6.75%	1,100	177,503
FINANCIALS - 0.4%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00%	1,000	34,664
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	200	175,750
Huntington Bancshares, Inc. 8.50%	1,400	1,075,186
UCBH Holdings, Inc. Series B, 8.50%	200	302,716
Wachovia Corp. 7.50%	4,400	1,694,000
		3,247,652
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	38,900	1,132,768
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. Series R, 7.75%	100	45
TOTAL FINANCIALS		4,415,129
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	6,100	515,139
TOTAL CONVERTIBLE PREFERRED STOCKS		5,107,771
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Fiat SpA	20,700	164,482
TOTAL PREFERRED STOCKS (Cost $5,971,572)		5,272,253
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,929,804)	128,532	1,340,589
Corporate Bonds - 0.0%
	Principal Amount	Value
Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	$ 140,000	$ 183,246
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	390,000	283,238
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (e)	8,000	8,080
TOTAL CONVERTIBLE BONDS		474,564
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia Capital SA 7.2% 7/18/36	25,000	19,704
TOTAL CORPORATE BONDS (Cost $563,145)		494,268
Fixed-Income Funds - 28.2%
	Shares
Fidelity High Income Central Fund 2 (f)	265,901	24,220,958
Fidelity VIP Investment Grade Central Fund (f)	3,165,119	306,984,927
TOTAL FIXED-INCOME FUNDS (Cost $351,335,086)		331,205,885
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 1.92% (b)	86,283,461	86,283,461
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	7,291,548	7,291,548
TOTAL MONEY MARKET FUNDS (Cost $93,575,009)		93,575,009
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,331,097,011)	1,186,971,831
NET OTHER ASSETS - (1.2)%	(14,109,165)
NET ASSETS - 100%	$ 1,172,862,666
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $348,896 or 0.0% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $667,693 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Concho Resources, Inc.	6/6/08	$ 809,056
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,598,575
High Income Central Fund 2	666,252
Fidelity Securities Lending Cash Central Fund	154,377
Fidelity VIP Investment Grade Central Fund	10,686,079
Total	$ 13,105,283
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ -	$ 27,683,678*	$ 1,512,900	$ 24,220,958	5.9%
Fidelity VIP Investment Grade Central Fund	247,813,945	76,054,926	-	306,984,927	8.5%
Total	$ 247,813,945	$ 103,738,604	$ 1,512,900	$ 331,205,885
*Includes the value of shares received through in-kind contributions.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,186,971,831	$ 1,148,886,234	$ 37,827,431	$ 258,166
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 383,912
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(105,746)
Cost of Purchases	-
Proceeds of Sales	(20,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 258,166

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,332,815,162. Net unrealized depreciation aggregated $145,843,331, of which $39,276,708 related to appreciated investment securities and $185,120,039 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

September 30, 2008

1.808777.104

VIPDCA-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Automobiles - 0.6%
Fiat SpA	24,522	$ 329,654
Diversified Consumer Services - 0.2%
ITT Educational Services, Inc. (a)	1,500	121,365
Hotels, Restaurants & Leisure - 2.8%
Accor SA	6,873	366,933
Carnival Corp. unit	7,300	258,055
Las Vegas Sands Corp. (a)(d)	4,300	155,273
Marriott International, Inc. Class A	4,900	127,841
Paddy Power PLC (Ireland)	14,200	246,966
Penn National Gaming, Inc. (a)	7,000	185,990
Starwood Hotels & Resorts Worldwide, Inc.	7,000	196,980
		1,538,038
Media - 11.4%
Ascent Media Corp. (a)	200	4,882
Comcast Corp. Class A	15,600	306,228
Interpublic Group of Companies, Inc. (a)	12,300	95,325
Mediacom Communications Corp. Class A (a)	33,449	198,018
The DIRECTV Group, Inc. (a)	13,967	365,516
The Walt Disney Co.	148,100	4,545,191
Viacom, Inc. Class B (non-vtg.) (a)	16,710	415,076
Virgin Media, Inc.	56,276	444,580
		6,374,816
Multiline Retail - 0.3%
Saks, Inc. (a)	16,716	154,623
Specialty Retail - 0.4%
Lowe's Companies, Inc.	10,600	251,114
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc. (a)	8,200	205,328
Deckers Outdoor Corp. (a)	4,649	483,868
		689,196
TOTAL CONSUMER DISCRETIONARY		9,458,806
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	23,100	1,383,459
Walgreen Co.	4,900	151,704
		1,535,163
Food Products - 0.2%
Parmalat SpA	49,600	116,966
TOTAL CONSUMER STAPLES		1,652,129
ENERGY - 4.2%
Energy Equipment & Services - 2.0%
BJ Services Co.	20,835	398,574

	Shares	Value
National Oilwell Varco, Inc. (a)	4,107	$ 206,295
Weatherford International Ltd. (a)	6,900	173,466
Willbros Group, Inc. (a)	12,391	328,362
		1,106,697
Oil, Gas & Consumable Fuels - 2.2%
Chesapeake Energy Corp.	15,563	558,089
Hess Corp.	3,253	267,006
Petrobank Energy & Resources Ltd. (a)	7,500	284,315
Williams Companies, Inc.	4,900	115,885
		1,225,295
TOTAL ENERGY		2,331,992
FINANCIALS - 8.3%
Capital Markets - 2.0%
Janus Capital Group, Inc.	22,160	538,045
T. Rowe Price Group, Inc.	11,163	599,565
		1,137,610
Diversified Financial Services - 4.3%
BM&F BOVESPA SA	26,423	116,395
CME Group, Inc.	6,100	2,266,211
		2,382,606
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	3,300	104,808
The Chubb Corp.	2,800	153,720
		258,528
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	65,392	874,291
TOTAL FINANCIALS		4,653,035
HEALTH CARE - 17.0%
Biotechnology - 4.4%
Biogen Idec, Inc. (a)	49,227	2,475,626
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	5,300	347,839
C.R. Bard, Inc.	2,697	255,864
Medtronic, Inc.	2,100	105,210
		708,913
Health Care Providers & Services - 1.8%
Medco Health Solutions, Inc. (a)	7,450	335,250
VCA Antech, Inc. (a)	22,300	657,181
		992,431
Life Sciences Tools & Services - 0.7%
Techne Corp. (a)	5,337	384,904
Pharmaceuticals - 8.8%
Allergan, Inc.	27,629	1,422,894
Bristol-Myers Squibb Co.	23,280	485,388
Elan Corp. PLC sponsored ADR (a)	87,645	935,172
Johnson & Johnson	15,532	1,076,057
Merck & Co., Inc.	3,300	104,148
Pfizer, Inc.	22,100	407,524
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (a)	9,448	$ 69,443
Schering-Plough Corp.	17,400	321,378
Wyeth	2,400	88,656
		4,910,660
TOTAL HEALTH CARE		9,472,534
INDUSTRIALS - 17.8%
Airlines - 6.9%
AMR Corp. (a)	155,700	1,528,974
Continental Airlines, Inc. Class B (a)	59,829	997,948
Ryanair Holdings PLC sponsored ADR (a)	19,798	444,069
UAL Corp.	51,860	455,849
US Airways Group, Inc. (a)	70,200	423,306
		3,850,146
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	7,900	300,200
Electrical Equipment - 2.4%
Alstom SA	17,832	1,353,135
Machinery - 2.3%
Cummins, Inc.	15,371	672,020
Deere & Co.	12,520	619,740
		1,291,760
Marine - 0.2%
DryShips, Inc.	1,600	56,784
Genco Shipping & Trading Ltd.	700	23,268
		80,052
Road & Rail - 5.5%
America Latina Logistica SA unit	23,100	158,707
Norfolk Southern Corp.	22,442	1,485,885
Union Pacific Corp.	20,100	1,430,316
		3,074,908
TOTAL INDUSTRIALS		9,950,201
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 3.3%
Juniper Networks, Inc. (a)	11,400	240,198
QUALCOMM, Inc.	36,954	1,587,913
		1,828,111
Electronic Equipment & Components - 0.4%
Ingram Micro, Inc. Class A (a)	14,075	226,185
Internet Software & Services - 0.6%
DealerTrack Holdings, Inc. (a)	19,642	330,771
IT Services - 0.7%
The Western Union Co.	2,800	69,076
Visa, Inc.	5,300	325,367
		394,443

	Shares	Value
Semiconductors & Semiconductor Equipment - 6.3%
Altera Corp.	7,309	$ 151,150
Applied Materials, Inc.	91,700	1,387,421
ASML Holding NV (NY Shares)	14,700	258,867
KLA-Tencor Corp.	19,271	609,927
Kulicke & Soffa Industries, Inc. (a)	22,062	99,500
Lam Research Corp. (a)	20,700	651,843
Micron Technology, Inc. (a)	35,900	145,395
Novellus Systems, Inc. (a)	11,800	231,752
		3,535,855
Software - 3.4%
Adobe Systems, Inc. (a)	12,629	498,467
Ansys, Inc. (a)	6,107	231,272
Autodesk, Inc. (a)	6,500	218,075
Oracle Corp. (a)	46,000	934,260
		1,882,074
TOTAL INFORMATION TECHNOLOGY		8,197,439
MATERIALS - 9.5%
Chemicals - 9.3%
FMC Corp.	17,375	892,901
Monsanto Co.	28,412	2,812,220
Syngenta AG sponsored ADR	7,200	304,704
The Mosaic Co.	17,200	1,169,944
		5,179,769
Metals & Mining - 0.2%
Compass Minerals International, Inc.	2,786	145,959
TOTAL MATERIALS		5,325,728
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
Cbeyond, Inc. (a)	20,598	296,405
Qwest Communications International, Inc. (d)	324,100	1,046,843
		1,343,248
Wireless Telecommunication Services - 0.4%
Centennial Communications Corp. Class A (a)	39,518	246,592
TOTAL TELECOMMUNICATION SERVICES		1,589,840
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	1,200	106,812
Exelon Corp.	4,100	256,742
		363,554
TOTAL COMMON STOCKS (Cost $61,436,627)		52,995,258
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/05 (a)	$ 200,000	$ 2,500
7.9% 12/15/09 (a)	60,000	750
8.3% 12/15/29 (a)	610,000	7,625
9% 5/15/16 (a)	70,000	875
9.75% 5/15/21 (a)	40,000	500
10% 8/15/08 (a)	110,000	1,375
10.375% 2/1/11 (a)	60,000	750
		14,375
TOTAL NONCONVERTIBLE BONDS (Cost $33,584)		14,375
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	616,707	$ 616,707
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	1,025,700	1,025,700
TOTAL MONEY MARKET FUNDS (Cost $1,642,407)		1,642,407
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $63,112,618)	54,652,040
NET OTHER ASSETS - 2.2%	1,227,019
NET ASSETS - 100%	$ 55,879,059
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 106,743
Fidelity Securities Lending Cash Central Fund	15,491
Total	$ 122,234
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 54,652,040	$ 52,224,011	$ 2,413,654	$ 14,375
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 7,650
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(36,450)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	43,175
Ending Balance	$ 14,375

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $63,502,926. Net unrealized depreciation aggregated $8,850,886, of which $5,452,232 related to appreciated investment securities and $14,303,118 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth & Income Portfolio

September 30, 2008

1.808773.104

VIPGI-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.4%
General Motors Corp. (d)	82,300	$ 777,735
Harley-Davidson, Inc.	1,300	48,490
Toyota Motor Corp. sponsored ADR	35,900	3,080,220
		3,906,445
Hotels, Restaurants & Leisure - 0.8%
Buffalo Wild Wings, Inc. (a)(d)	37,094	1,492,663
Burger King Holdings, Inc.	96,000	2,357,760
Darden Restaurants, Inc.	111,600	3,195,108
Starbucks Corp. (a)	103,050	1,532,354
		8,577,885
Household Durables - 1.7%
D.R. Horton, Inc.	348,500	4,537,470
Ethan Allen Interiors, Inc. (d)	37,630	1,054,393
Toll Brothers, Inc. (a)	243,900	6,153,597
Whirlpool Corp.	83,800	6,644,502
		18,389,962
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	36,600	2,663,016
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	167,100	2,569,998
Media - 1.9%
Scripps Networks Interactive, Inc. Class A	153,100	5,559,061
The Walt Disney Co.	95,300	2,924,757
Time Warner, Inc.	795,100	10,423,761
Virgin Media, Inc.	144,600	1,142,340
		20,049,919
Multiline Retail - 0.3%
Kohl's Corp. (a)	55,000	2,534,400
Target Corp.	10,300	505,215
		3,039,615
Specialty Retail - 2.6%
Best Buy Co., Inc.	65,981	2,474,288
Dick's Sporting Goods, Inc. (a)	72,700	1,423,466
Lowe's Companies, Inc.	539,400	12,778,386
PetSmart, Inc.	84,000	2,075,640
Staples, Inc.	260,802	5,868,045
Tiffany & Co., Inc. (d)	45,400	1,612,608
Williams-Sonoma, Inc.	103,700	1,677,866
		27,910,299
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	22,400	1,498,560
Polo Ralph Lauren Corp. Class A	44,700	2,978,808
		4,477,368
TOTAL CONSUMER DISCRETIONARY		91,584,507
CONSUMER STAPLES - 9.7%
Beverages - 1.5%
Molson Coors Brewing Co. Class B	46,607	2,178,877

	Shares	Value
PepsiCo, Inc.	106,400	$ 7,583,128
The Coca-Cola Co.	123,300	6,520,104
		16,282,109
Food & Staples Retailing - 4.0%
China Nepstar Chain Drugstore Ltd. ADR (d)	106,900	522,741
CVS Caremark Corp.	306,600	10,320,156
Sysco Corp.	201,800	6,221,494
Wal-Mart Stores, Inc.	425,300	25,471,217
		42,535,608
Food Products - 2.4%
Hershey Co.	18,300	723,582
Kraft Foods, Inc. Class A	196,000	6,419,000
McCormick & Co., Inc. (non-vtg.)	62,500	2,403,125
Nestle SA sponsored ADR	366,250	15,730,438
		25,276,145
Household Products - 1.1%
Colgate-Palmolive Co.	80,500	6,065,675
Procter & Gamble Co.	85,850	5,982,887
		12,048,562
Tobacco - 0.7%
Philip Morris International, Inc.	145,160	6,982,196
TOTAL CONSUMER STAPLES		103,124,620
ENERGY - 13.4%
Energy Equipment & Services - 6.6%
BJ Services Co.	64,600	1,235,798
Cameron International Corp. (a)	556,728	21,456,297
Diamond Offshore Drilling, Inc.	27,400	2,823,844
FMC Technologies, Inc. (a)	15,200	707,560
Halliburton Co.	260,993	8,453,563
Helmerich & Payne, Inc.	54,334	2,346,685
Nabors Industries Ltd. (a)	134,600	3,354,232
Schlumberger Ltd. (NY Shares)	232,700	18,171,543
Smith International, Inc.	187,776	11,011,185
		69,560,707
Oil, Gas & Consumable Fuels - 6.8%
Apache Corp.	15,200	1,585,056
Chesapeake Energy Corp.	254,500	9,126,370
EOG Resources, Inc.	57,500	5,143,950
Exxon Mobil Corp.	432,264	33,569,616
Hess Corp.	52,000	4,268,160
Peabody Energy Corp.	60,900	2,740,500
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	85,800	3,210,636
Petroplus Holdings AG	30,552	1,168,797
Plains Exploration & Production Co. (a)	81,310	2,858,860
Range Resources Corp.	47,500	2,036,325
Ultra Petroleum Corp. (a)	35,890	1,986,153
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	89,800	$ 2,720,940
Williams Companies, Inc.	92,100	2,178,165
		72,593,528
TOTAL ENERGY		142,154,235
FINANCIALS - 14.5%
Capital Markets - 5.9%
Ameriprise Financial, Inc.	122,501	4,679,538
Bank of New York Mellon Corp.	208,246	6,784,655
Charles Schwab Corp.	398,480	10,360,480
Franklin Resources, Inc.	10,650	938,585
Goldman Sachs Group, Inc.	67,600	8,652,800
Janus Capital Group, Inc.	230,017	5,584,813
Merrill Lynch & Co., Inc.	114,300	2,891,790
Morgan Stanley	141,700	3,259,100
SEI Investments Co.	35,300	783,660
State Street Corp.	234,857	13,358,666
T. Rowe Price Group, Inc.	96,910	5,205,036
		62,499,123
Commercial Banks - 1.4%
East West Bancorp, Inc.	28,500	390,450
Fifth Third Bancorp	106,635	1,268,957
KeyCorp	190,500	2,274,570
PNC Financial Services Group, Inc.	49,100	3,667,770
Synovus Financial Corp.	139,200	1,440,720
Wells Fargo & Co.	145,200	5,449,356
		14,491,823
Consumer Finance - 0.5%
American Express Co.	17,200	609,396
Capital One Financial Corp.	20,700	1,055,700
Discover Financial Services	57,500	794,650
SLM Corp. (a)	275,000	3,393,500
		5,853,246
Diversified Financial Services - 3.8%
Bank of America Corp.	657,185	23,001,475
Citigroup, Inc.	233,500	4,789,085
JPMorgan Chase & Co.	258,964	12,093,619
		39,884,179
Insurance - 2.9%
ACE Ltd.	169,400	9,169,622
American International Group, Inc.	221,561	737,798
Berkshire Hathaway, Inc. Class A (a)	65	8,489,000
Everest Re Group Ltd.	35,769	3,095,092
Fidelity National Financial, Inc. Class A	300	4,410
Hartford Financial Services Group, Inc.	32,800	1,344,472
Loews Corp.	38,200	1,508,518

	Shares	Value
Prudential Financial, Inc.	68,300	$ 4,917,600
W.R. Berkley Corp.	79,300	1,867,515
		31,134,027
Real Estate Management & Development - 0.0%
Xinyuan Real Estate Co. Ltd. ADR	4,600	15,870
TOTAL FINANCIALS		153,878,268
HEALTH CARE - 14.8%
Biotechnology - 3.3%
Amgen, Inc. (a)	156,200	9,257,974
Biogen Idec, Inc. (a)	83,930	4,220,840
Celgene Corp. (a)	64,342	4,071,562
Cephalon, Inc. (a)	69,800	5,408,802
Genentech, Inc. (a)	35,750	3,170,310
Gilead Sciences, Inc. (a)	39,200	1,786,736
Myriad Genetics, Inc. (a)	29,100	1,888,008
PDL BioPharma, Inc.	270,834	2,521,465
Vertex Pharmaceuticals, Inc. (a)	71,800	2,386,632
		34,712,329
Health Care Equipment & Supplies - 4.2%
Alcon, Inc.	15,900	2,568,009
American Medical Systems Holdings, Inc. (a)	111,311	1,976,883
Baxter International, Inc.	161,800	10,618,934
Becton, Dickinson & Co.	9,280	744,813
C.R. Bard, Inc.	29,900	2,836,613
China Medical Technologies, Inc. sponsored ADR	15,500	504,990
Covidien Ltd.	209,300	11,251,968
Medtronic, Inc.	202,000	10,120,200
Mindray Medical International Ltd. sponsored ADR	38,400	1,295,232
St. Jude Medical, Inc. (a)	51,670	2,247,128
		44,164,770
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc.	32,000	703,680
Henry Schein, Inc. (a)(d)	194,705	10,482,917
Medco Health Solutions, Inc. (a)	154,500	6,952,500
Tenet Healthcare Corp. (a)	372,800	2,069,040
UnitedHealth Group, Inc.	172,552	4,381,095
Universal Health Services, Inc. Class B	40,600	2,274,818
		26,864,050
Pharmaceuticals - 4.8%
Abbott Laboratories	130,500	7,514,190
Allergan, Inc.	79,300	4,083,950
Barr Pharmaceuticals, Inc. (a)	20,400	1,332,120
Bristol-Myers Squibb Co.	245,400	5,116,590
Johnson & Johnson	219,710	15,221,509
Merck & Co., Inc.	171,200	5,403,072
Schering-Plough Corp.	115,949	2,141,578
Shire PLC sponsored ADR	42,400	2,024,600
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,100	$ 1,790,389
Wyeth	173,100	6,394,314
		51,022,312
TOTAL HEALTH CARE		156,763,461
INDUSTRIALS - 12.0%
Aerospace & Defense - 3.9%
General Dynamics Corp.	17,000	1,251,540
Honeywell International, Inc.	141,400	5,875,170
Lockheed Martin Corp.	84,500	9,267,115
Precision Castparts Corp.	50,100	3,946,878
United Technologies Corp.	344,000	20,660,640
		41,001,343
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	73,400	3,740,464
FedEx Corp.	45,500	3,596,320
		7,336,784
Airlines - 0.2%
Delta Air Lines, Inc. (a)	99,998	744,985
UAL Corp.	177,400	1,559,346
		2,304,331
Building Products - 0.2%
Masco Corp.	135,600	2,432,664
Electrical Equipment - 1.7%
Alstom SA	18,300	1,388,648
Evergreen Solar, Inc. (a)	464,800	2,565,696
Gamesa Corporacion Tecnologica, SA	72,700	2,489,961
Q-Cells AG (a)	39,470	3,308,511
Sunpower Corp. Class A (a)	27,400	1,943,482
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	86,700	3,109,929
Vestas Wind Systems AS (a)	39,100	3,412,035
		18,218,262
Industrial Conglomerates - 1.3%
General Electric Co.	248,500	6,336,750
McDermott International, Inc. (a)	223,700	5,715,535
Siemens AG sponsored ADR	24,000	2,253,360
		14,305,645
Machinery - 2.1%
Caterpillar, Inc.	110,200	6,567,920
Danaher Corp.	114,100	7,918,540
Eaton Corp.	103,800	5,831,484
Ingersoll-Rand Co. Ltd. Class A	64,100	1,997,997
		22,315,941
Professional Services - 0.2%
Manpower, Inc.	42,450	1,832,142

	Shares	Value
Road & Rail - 1.7%
Landstar System, Inc.	86,600	$ 3,815,596
Norfolk Southern Corp.	61,200	4,052,052
Union Pacific Corp.	136,200	9,691,992
		17,559,640
TOTAL INDUSTRIALS		127,306,752
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 4.7%
Cisco Systems, Inc. (a)	978,000	22,063,680
Comverse Technology, Inc. (a)	194,065	1,857,202
Corning, Inc.	484,700	7,580,708
Harris Corp.	80,600	3,723,720
Infinera Corp. (a)	30,300	289,668
Juniper Networks, Inc. (a)	149,500	3,149,965
Nokia Corp. sponsored ADR	53,100	990,315
QUALCOMM, Inc.	231,900	9,964,743
Research In Motion Ltd. (a)	11,098	757,993
		50,377,994
Computers & Peripherals - 2.8%
Apple, Inc. (a)	106,373	12,090,355
Hewlett-Packard Co.	322,500	14,912,400
SanDisk Corp. (a)	121,327	2,371,943
		29,374,698
Internet Software & Services - 1.7%
DealerTrack Holdings, Inc. (a)	32,700	550,668
eBay, Inc. (a)	94,831	2,122,318
Google, Inc. Class A (sub. vtg.) (a)	31,002	12,416,921
Move, Inc. (a)	542,795	1,150,725
Yahoo!, Inc. (a)	93,300	1,614,090
		17,854,722
IT Services - 1.6%
Paychex, Inc.	115,000	3,798,450
Satyam Computer Services Ltd. sponsored ADR	141,000	2,277,150
The Western Union Co.	209,200	5,160,964
Visa, Inc.	93,900	5,764,521
		17,001,085
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)(d)	182,600	958,650
Applied Materials, Inc.	1,021,600	15,456,808
ARM Holdings PLC sponsored ADR	184,200	957,840
Broadcom Corp. Class A (a)	51,900	966,897
FormFactor, Inc. (a)	58,088	1,011,893
Intel Corp.	29,300	548,789
Intersil Corp. Class A	24,412	404,751
KLA-Tencor Corp.	80,800	2,557,320
Lam Research Corp. (a)	152,300	4,795,927
Micron Technology, Inc. (a)	256,700	1,039,635
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	770	$ 352,856
Texas Instruments, Inc.	115,800	2,489,700
		31,541,066
Software - 5.2%
Adobe Systems, Inc. (a)	182,800	7,215,116
Electronic Arts, Inc. (a)	47,500	1,757,025
Microsoft Corp.	1,186,700	31,673,023
Oracle Corp. (a)	592,600	12,035,706
Quest Software, Inc. (a)	225,090	2,856,392
		55,537,262
TOTAL INFORMATION TECHNOLOGY		201,686,827
MATERIALS - 2.1%
Chemicals - 1.5%
Albemarle Corp.	85,384	2,633,243
Monsanto Co.	95,820	9,484,264
Praxair, Inc.	25,900	1,858,066
W.R. Grace & Co. (a)	84,200	1,273,104
		15,248,677
Metals & Mining - 0.6%
Alcoa, Inc.	49,400	1,115,452
Barrick Gold Corp.	131,900	4,829,146
Timminco Ltd. (a)	39,500	541,808
		6,486,406
TOTAL MATERIALS		21,735,083
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	667,132	18,626,325
Level 3 Communications, Inc. (a)(d)	984,260	2,657,502
Verizon Communications, Inc.	50,600	1,623,754
		22,907,581
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series L sponsored ADR (a)	24,400	1,131,184
American Tower Corp. Class A (a)	146,100	5,255,217
Sprint Nextel Corp.	170,500	1,040,050
		7,426,451
TOTAL TELECOMMUNICATION SERVICES		30,334,032

	Shares	Value
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	174,100	$ 10,902,142
TOTAL COMMON STOCKS (Cost $1,079,230,473)		1,039,469,927
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00% (Cost $1,000,000)	1,000	878,750
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.37% to 1.67% 12/4/08 (Cost $2,502,850)	$ 2,510,000	2,506,810
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 1.92% (b)	12,003,759	12,003,759
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	9,378,750	9,378,750
TOTAL MONEY MARKET FUNDS (Cost $21,382,509)		21,382,509
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,104,115,832)	1,064,237,996
NET OTHER ASSETS - (0.4)%	(4,718,346)
NET ASSETS - 100%	$ 1,059,519,650
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 902,006
Fidelity Securities Lending Cash Central Fund	204,027
Total	$ 1,106,033
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,064,237,996	$ 1,048,731,628	$ 15,506,368	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,121,134,393. Net unrealized depreciation aggregated $56,896,397, of which $100,565,398 related to appreciated investment securities and $157,461,795 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

September 30, 2008

1.808783.104

VIPGRO-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Distributors - 0.1%
Li & Fung Ltd.	72,000	$ 176,191
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	90,400	6,577,504
B2W Companhia Global Do Varejo	2,900	68,493
		6,645,997
Media - 0.2%
The Walt Disney Co.	27,097	831,607
Specialty Retail - 0.4%
Gamestop Corp. Class A (a)	18,800	643,148
Staples, Inc.	36,200	814,500
		1,457,648
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. (a)(d)	98,186	2,261,224
TOTAL CONSUMER DISCRETIONARY		11,372,667
ENERGY - 25.2%
Energy Equipment & Services - 6.1%
Dresser-Rand Group, Inc. (a)	18,000	566,460
FMC Technologies, Inc. (a)	22,430	1,044,117
National Oilwell Varco, Inc. (a)	196,303	9,860,300
Schlumberger Ltd. (NY Shares)	65,700	5,130,513
Smith International, Inc.	6,300	369,432
Transocean, Inc. (a)	28,515	3,132,088
Weatherford International Ltd. (a)	94,899	2,385,761
		22,488,671
Oil, Gas & Consumable Fuels - 19.1%
Cabot Oil & Gas Corp.	15,800	571,012
Chesapeake Energy Corp.	438,518	15,725,255
CONSOL Energy, Inc.	56,026	2,571,033
Denbury Resources, Inc. (a)	18,100	344,624
EXCO Resources, Inc. (a)	54,200	884,544
Goodrich Petroleum Corp. (a)(d)	112,500	4,903,875
Peabody Energy Corp.	149,101	6,709,545
Petrohawk Energy Corp. (a)	181,100	3,917,193
Petroplus Holdings AG	17,403	665,769
Plains Exploration & Production Co. (a)	18,200	639,912
Range Resources Corp.	95,640	4,100,087
Southwestern Energy Co. (a)	321,756	9,826,428
Ultra Petroleum Corp. (a)	95,800	5,301,572
Valero Energy Corp.	422,461	12,800,568
XTO Energy, Inc.	27,000	1,256,040
		70,217,457
TOTAL ENERGY		92,706,128
FINANCIALS - 10.0%
Capital Markets - 4.4%
Ashmore Global Opps Ltd.	241,300	2,165,668

	Shares	Value
Ashmore Global Opps Ltd. (United Kingdom)	96,500	$ 1,241,568
Ashmore Group PLC	1,593,300	5,621,989
Charles Schwab Corp.	72,300	1,879,800
EFG International	12,960	374,204
Goldman Sachs Group, Inc.	12,309	1,575,552
Greenhill & Co., Inc. (d)	15,812	1,166,135
Lazard Ltd. Class A	29,100	1,244,316
State Street Corp.	18,100	1,029,528
		16,298,760
Diversified Financial Services - 4.8%
Apollo Global Management LLC (e)	62,700	799,425
BM&F BOVESPA SA	1,381,029	6,083,540
Citigroup, Inc.	90,400	1,854,104
CME Group, Inc.	2,700	1,003,077
JSE Ltd.	136,045	897,553
Oaktree Capital Group LLC (e)	250,000	6,937,500
		17,575,199
Insurance - 0.8%
Berkshire Hathaway, Inc. Class A (a)	18	2,350,800
XL Capital Ltd. Class A	32,600	584,844
		2,935,644
TOTAL FINANCIALS		36,809,603
HEALTH CARE - 2.5%
Biotechnology - 2.0%
Celgene Corp. (a)	11,965	757,145
CSL Ltd.	10,331	312,957
Genentech, Inc. (a)	36,166	3,207,201
Gilead Sciences, Inc. (a)	46,252	2,108,166
NeurogesX, Inc. (a)	121,500	261,225
Vertex Pharmaceuticals, Inc. (a)	21,900	727,956
		7,374,650
Life Sciences Tools & Services - 0.4%
Exelixis, Inc. (a)	79,000	480,320
Waters Corp. (a)	18,000	1,047,240
		1,527,560
Pharmaceuticals - 0.1%
Medicines Co. (a)	18,000	417,960
TOTAL HEALTH CARE		9,320,170
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	18,100	752,055
Construction & Engineering - 0.8%
Fluor Corp.	44,800	2,495,360
Quanta Services, Inc. (a)	17,441	471,081
		2,966,441
Electrical Equipment - 1.0%
First Solar, Inc. (a)	12,700	2,399,157
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Prysmian SpA	10,180	$ 200,178
Sunpower Corp. Class A (a)(d)	13,700	971,741
Suzlon Energy Ltd.	81,405	269,103
		3,840,179
Machinery - 0.3%
Sulzer AG (Reg.)	9,060	964,045
Road & Rail - 0.1%
Union Pacific Corp.	4,500	320,220
TOTAL INDUSTRIALS		8,842,940
INFORMATION TECHNOLOGY - 41.4%
Communications Equipment - 5.6%
QUALCOMM, Inc.	187,200	8,043,984
Research In Motion Ltd. (a)	181,910	12,424,453
		20,468,437
Computers & Peripherals - 5.0%
Apple, Inc. (a)	161,842	18,394,962
Internet Software & Services - 13.1%
Baidu.com, Inc. sponsored ADR (a)	14,400	3,574,512
Google, Inc. Class A (sub. vtg.) (a)	111,834	44,791,752
NHN Corp. (a)	468	60,031
		48,426,295
IT Services - 10.7%
Cognizant Technology Solutions Corp. Class A (a)	675,832	15,429,245
MasterCard, Inc. Class A	66,900	11,863,377
Satyam Computer Services Ltd. sponsored ADR	123,436	1,993,491
The Western Union Co.	9,000	222,030
Visa, Inc.	161,400	9,908,346
		39,416,489
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	45,427	425,651
Software - 6.9%
Nintendo Co. Ltd.	55,800	23,690,447
Salesforce.com, Inc. (a)	31,800	1,539,120
		25,229,567
TOTAL INFORMATION TECHNOLOGY		152,361,401
MATERIALS - 7.5%
Chemicals - 6.7%
Monsanto Co.	210,600	20,845,188
The Mosaic Co.	54,100	3,679,882
		24,525,070

	Shares	Value
Metals & Mining - 0.8%
Agnico-Eagle Mines Ltd.	18,000	$ 982,525
Barrick Gold Corp.	9,000	329,510
Newcrest Mining Ltd.	36,107	750,181
Randgold Resources Ltd. sponsored ADR	14,600	599,038
Timminco Ltd. (a)(d)	36,100	495,171
		3,156,425
TOTAL MATERIALS		27,681,495
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd. (a)	143,524	2,442,173
TOTAL COMMON STOCKS (Cost $379,131,182)		341,536,577
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 1.92% (b)	4,642,406	4,642,406
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	7,627,755	7,627,755
TOTAL MONEY MARKET FUNDS (Cost $12,270,161)		12,270,161
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $391,401,343)	353,806,738
NET OTHER ASSETS - 3.9%	14,455,606
NET ASSETS - 100%	$ 368,262,344
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,736,925 or 2.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 83,014
Fidelity Securities Lending Cash Central Fund	734,777
Total	$ 817,791
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 353,806,738	$ 316,140,349	$ 37,666,389	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $393,940,531. Net unrealized depreciation aggregated $40,133,793, of which $42,349,151 related to appreciated investment securities and $82,482,944 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Mid Cap Portfolio

September 30, 2008

1.808785.104

VIPMID-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.3%
Amerigon, Inc. (a)	461,503	$ 3,036,690
Automotive Axles Ltd.	27,748	142,989
Bharat Forge Ltd.	30,000	120,184
Fuel Systems Solutions, Inc. (a)	581,795	20,042,838
Gentex Corp.	3,082,094	44,073,944
New Focus Auto Tech Holdings Ltd.	7,071,675	1,097,680
Nokian Tyres Ltd.	714,076	17,176,675
Xinyi Glass Holdings Co. Ltd.	10,640,000	4,352,585
		90,043,585
Automobiles - 0.0%
Bajaj Auto Ltd.	100	1,299
Geely Automobile Holdings Ltd.	43,345,000	3,343,522
Hyundai Motor Co.	2,770	173,345
Hyundai Motor Co. GDR (f)	100	3,053
Thor Industries, Inc.	100	2,482
		3,523,701
Distributors - 0.0%
Inchcape PLC	101	341
Li & Fung Ltd.	2,200	5,384
Xinyu Hengdeli Holdings Ltd. (a)	4,000	837
		6,562
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	701	51,590
Hillenbrand, Inc.	271,267	5,468,743
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	78,500	5,042,840
Princeton Review, Inc. (a)	333,572	2,668,576
Service Corp. International	100	836
Strayer Education, Inc.	700	140,182
Universal Technical Institute, Inc. (a)	100	1,706
Weight Watchers International, Inc.	100	3,660
		13,378,133
Hotels, Restaurants & Leisure - 0.8%
Ajisen (China) Holdings Ltd.	2,034,000	1,187,503
BJ's Restaurants, Inc. (a)	200	2,388
CBRL Group, Inc.	100	2,630
Chipotle Mexican Grill, Inc. Class B (a)	200	9,350
Domino's Pizza UK & IRL PLC	100	354
FU JI Food & Catering Services Holdings Ltd.	1,000	1,023
Jack in the Box, Inc. (a)	200	4,220
Jollibee Food Corp.	700	740
Life Time Fitness, Inc. (a)	100	3,127
Minor International PCL (For. Reg.)	1,826,011	612,225
P.F. Chang's China Bistro, Inc. (a)(d)	197,377	4,646,255
Papa John's International, Inc. (a)	178,251	4,841,297
Peet's Coffee & Tea, Inc. (a)	708	19,767
Shangri-La Asia Ltd.	958,111	1,372,672
Sonic Corp. (a)	709,774	10,341,400
St. Marc Holdings Co. Ltd. (d)	492,800	15,353,446

	Shares	Value
Starbucks Corp. (a)	913,776	$ 13,587,849
TAJ GVK Hotels & Resorts Ltd.	297,699	536,144
Yum! Brands, Inc.	70,800	2,308,788
		54,831,178
Household Durables - 1.1%
Corporacion Geo SA de CV Series B (a)	100	228
Cyrela Brazil Realty SA	1,200	12,111
Desarrolladora Homex Sab de CV sponsored ADR (a)	100	4,422
Henry Boot PLC	347,370	506,779
KB Home	100	1,968
La-Z-Boy, Inc.	100	932
Makita Corp. sponsored ADR	100	2,059
PIK Group GDR (f)	100	539
Pulte Homes, Inc.	94,200	1,315,974
Snap-On, Inc.	96,516	5,082,533
Techtronic Industries Co. Ltd.	500	459
Tupperware Brands Corp.	2,016,945	55,728,190
Whirlpool Corp.	162,800	12,908,412
Woongjin Coway Co. Ltd.	169,640	4,281,971
		79,846,577
Internet & Catalog Retail - 3.2%
Blue Nile, Inc. (a)	100	4,287
Netflix, Inc. (a)(d)(e)	4,369,110	134,918,117
Priceline.com, Inc. (a)(d)	1,248,754	85,452,236
Wotif.com Holdings Ltd.	100	298
		220,374,938
Leisure Equipment & Products - 2.1%
Beneteau SA	500	7,288
Giant Manufacturing Co. Ltd.	4,195,300	10,473,045
Hasbro, Inc.	3,157,590	109,631,525
Leapfrog Enterprises, Inc. Class A (a)	1,424,102	15,038,517
Mega Brands, Inc. (a)	100	234
Merida Industry Co. Ltd. (a)	4,574,000	7,390,284
Nidec Copal Corp.	100	1,138
Polaris Industries, Inc.	100	4,549
SHIMANO, Inc.	21,400	736,992
		143,283,572
Media - 0.4%
Ascent Media Corp. (a)	34,400	839,704
Balaji Telefilms Ltd.	100	309
Cinemax India Ltd.	478,887	864,469
Clear Media Ltd. (a)	243,000	123,173
CTC Media, Inc. (a)	100	1,500
E.W. Scripps Co. Class A	33	233
Entertainment Network (India) Ltd. (a)	90,000	478,148
Eros International PLC (a)	1,056,050	5,659,274
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2,187
Imagi International Holdings Ltd. (a)	2,000	88
Inox Leisure Ltd.	287,345	392,459
Lamar Advertising Co. Class A (a)	100	3,089
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Marvel Entertainment, Inc. (a)(d)	571,133	$ 19,498,481
PVR Ltd.	442,073	1,409,685
Salem Communications Corp. Class A (a)	100	125
Scripps Networks Interactive, Inc. Class A	100	3,631
Trader Classified Media NV:
(A Shares)	100	11
(NY Shares) Class A	76,800	8,646
UTV Software Communication Ltd.	100	1,555
ValueCommerce Co. Ltd. (a)	820	97,352
Voyager Learning Co. (a)	40,500	162,000
Wire and Wireless India Ltd. (a)	44	16
Zee Entertainment Enterprises Ltd.	88	375
Zee News Ltd.	39	35
		29,546,545
Multiline Retail - 0.0%
Golden Eagle Retail Group Ltd. (H Shares)	1,000	817
Intime Department Store Group Co. Ltd.	1,000	416
JCPenney Co., Inc.	100	3,334
Kohl's Corp. (a)	100	4,608
Mothercare PLC	100	618
Pantaloon Retail India Ltd.	402,391	2,792,091
		2,801,884
Specialty Retail - 4.9%
ABC-Mart, Inc. (d)	2,619,800	74,357,472
Advance Auto Parts, Inc.	445,400	17,664,564
Asahi Co. Ltd.	200	3,238
Belle International Holdings Ltd.	805,000	578,440
Blacks Leisure Group PLC	100	168
Brown Shoe Co., Inc. (d)	409,985	6,715,554
Chow Sang Sang Holdings International Ltd.	2,000	1,151
Cost Plus, Inc. (a)	100	195
DSG International PLC sponsored ADR	100	241
Fantastic Holdings Ltd.	110	228
Gamestop Corp. Class A (a)	3,470,885	118,738,976
Golfsmith International Holdings, Inc. (a)	250	668
Hot Topic, Inc. (a)(e)	2,530,720	16,728,059
Inditex SA	687	29,059
JB Hi-Fi Ltd.	100	989
KOMERI Co. Ltd.	100	2,836
Nafco Co. Ltd. (a)	1,300	17,686
Otsuka Kagu Ltd.	27,600	253,462
Pou Sheng International (Holdings) Ltd.	102,932	12,157
Ross Stores, Inc.	1,654,951	60,918,746
Sally Beauty Holdings, Inc. (a)(d)	4,003,538	34,430,427
Sharper Image Corp. (a)	100	1
Tiffany & Co., Inc.	100	3,552
TJX Companies, Inc.	284,491	8,682,665
Ulta Salon, Cosmetics & Fragrance, Inc.	100	1,328

	Shares	Value
Urban Outfitters, Inc. (a)	100	$ 3,187
Williams-Sonoma, Inc.	100	1,618
		339,146,667
Textiles, Apparel & Luxury Goods - 1.0%
China Dongxiang Group Co. Ltd.	15,066,000	4,341,104
Daphne International Holdings Ltd.	8,182,000	3,616,981
Folli Follie SA	80	1,162
G-III Apparel Group Ltd. (a)	100	1,871
Gitanjali Gems Ltd.	130,000	542,813
Hartmarx Corp. (a)	343,962	643,209
Koutons Retail India Ltd.	333,242	5,093,379
Liz Claiborne, Inc.	307,600	5,053,868
Luen Thai Holdings Ltd.	1,000	88
LVMH Moet Hennessy - Louis Vuitton	100	8,776
Quiksilver, Inc. (a)	700	4,018
Shenzhou International Group Holdings Ltd. (a)	203,000	43,174
The Swatch Group AG (Bearer)	100	18,460
VF Corp.	432,012	33,398,848
Welspun India Ltd. (a)	100	79
Yue Yuen Industrial Holdings Ltd.	5,138,800	14,037,781
		66,805,611
TOTAL CONSUMER DISCRETIONARY		1,043,588,953
CONSUMER STAPLES - 10.1%
Beverages - 1.4%
Brick Brewing Co. Ltd. (a)	100	73
C&C Group PLC	45,317	121,235
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	100	2,224
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	5,461
sponsored ADR	20	910
Heineken NV (Bearer) (d)	257,600	10,346,003
Molson Coors Brewing Co. Class B	1,084,523	50,701,450
PepsiCo, Inc.	100	7,127
The Coca-Cola Co.	676,400	35,768,032
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	5,423
United Spirits Ltd.	100	2,744
Yantai Changyu Pioneer Wine Co. (B Shares)	130	579
		96,961,261
Food & Staples Retailing - 4.5%
BJ's Wholesale Club, Inc. (a)(d)	758,800	29,486,968
Breadtalk Group Ltd. (a)	1,000	255
China Nepstar Chain Drugstore Ltd. ADR	100	489
Colruyt NV	100	25,091
Cosmos Pharmaceutical Corp.	100	1,029
Daikokutenbussan Co. Ltd.	79,000	875,379
Heng Tai Consumables Group Ltd. (a)	26,032,200	2,275,833
Plant Co. Ltd.	127,000	315,250
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Pricesmart, Inc.	100	$ 1,674
Safeway, Inc.	4,862,494	115,338,358
Shinsegae Co. Ltd.	100	47,198
Shinsegae Food Co. Ltd.	100	3,879
Tsuruha Holdings, Inc.	575,200	17,409,604
Wal-Mart de Mexico SA de CV Class V sponsored ADR	204	6,905
Wal-Mart Stores, Inc.	2,411,300	144,412,757
X5 Retail Group NV GDR (a)(f)	120	2,538
		310,203,207
Food Products - 3.7%
Ajinomoto Co., Inc.	252,000	2,402,667
Britannia Industries Ltd.	41,784	1,214,279
CCL Products (India) Ltd.	103,953	314,326
China Agri-Industries Holding Ltd. (a)	2,000	1,048
China Foods Ltd.	4,000	1,271
China Huiyuan Juice Group Ltd.	500	619
China Mengniu Dairy Co. Ltd.	100	104
China Yurun Food Group Ltd.	1,000	1,304
Chiquita Brands International, Inc. (a)(d)	414,400	6,551,664
ConAgra Foods, Inc.	1,551,791	30,197,853
Corn Products International, Inc.	2,134,321	68,895,882
Del Monte Foods Co.	1,486,100	11,591,580
H.J. Heinz Co.	333,000	16,640,010
Heritage Foods (India) Ltd.	100	236
Hershey Co.	100	3,954
Hormel Foods Corp.	1,215,446	44,096,381
Kellogg Co.	583,464	32,732,330
REI Agro Ltd. (a)	699	14,172
Rocky Mountain Chocolate Factory, Inc.	105	957
Sara Lee Corp.	926,447	11,701,026
Smart Balance, Inc. (a)	100	656
TAT Konserve (a)	100	148
Tingyi (Cayman Island) Holding Corp.	2,000	2,337
Toyo Suisan Kaisha Ltd.	1,259,000	31,928,880
Unicharm Petcare Corp.	100	2,998
Unified-President Enterprises Corp.	1,113	1,002
Want Want China Holdings Ltd.	1,000	365
		258,298,049
Household Products - 0.4%
Central Garden & Pet Co. (a)	100	588
Clorox Co.	282,468	17,707,919
Pigeon Corp.	343,100	9,677,837
Procter & Gamble Co.	9,300	648,117
		28,034,461
Personal Products - 0.1%
Beiersdorf AG	3,389	214,131
Chattem, Inc. (a)	100	7,818
Concern Kalina OJSC:
GDR (f)	21,643	451,777
sponsored ADR	94,200	1,966,335

	Shares	Value
Dabur India Ltd.	1,731,370	$ 3,413,401
Estee Lauder Companies, Inc. Class A	100	4,991
Hengan International Group Co. Ltd.	1,641,200	4,670,594
Kose Corp.	110	3,062
Marico Ltd.	100	126
Natura Cosmeticos SA	700	6,885
		10,739,120
TOTAL CONSUMER STAPLES		704,236,098
ENERGY - 9.1%
Energy Equipment & Services - 6.6%
BJ Services Co.	257,000	4,916,410
Dresser-Rand Group, Inc. (a)	2,346,769	73,852,820
ENSCO International, Inc.	878,600	50,633,718
Helix Energy Solutions Group, Inc. (a)	1,075,596	26,115,471
IHS, Inc. Class A (a)	100	4,764
ION Geophysical Corp. (a)(d)	1,846,763	26,205,567
Nabors Industries Ltd. (a)	1,875,608	46,740,151
National Oilwell Varco, Inc. (a)	437,848	21,993,105
Newpark Resources, Inc. (a)(e)	5,522,104	40,311,359
Parker Drilling Co. (a)(d)	4,086,117	32,770,658
Patterson-UTI Energy, Inc.	834,704	16,710,774
Petroleum Geo-Services ASA (a)	266,450	3,520,058
Pioneer Drilling Co. (a)	608,084	8,087,517
Pride International, Inc. (a)	1,204,912	35,677,444
Rowan Companies, Inc.	206,988	6,323,483
Weatherford International Ltd. (a)	2,564,974	64,483,446
		458,346,745
Oil, Gas & Consumable Fuels - 2.5%
Arch Coal, Inc.	235,243	7,737,142
Berry Petroleum Co. Class A	218,826	8,475,131
Callon Petroleum Co. (a)	194,874	3,513,578
Canadian Natural Resources Ltd.	209,900	14,395,622
Chesapeake Energy Corp.	701,199	25,144,996
China Coal Energy Co. Ltd. (H Shares)	1,000	1,057
China Shenhua Energy Co. Ltd. (H Shares)	500	1,226
Concho Resources, Inc. (a)	319,300	8,815,873
Copano Energy LLC	100	2,446
Denbury Resources, Inc. (a)	505,006	9,615,314
Forest Oil Corp. (a)	181,070	8,981,072
Foundation Coal Holdings, Inc.	261,800	9,314,844
International Coal Group, Inc. (a)(d)	5,517,589	34,429,755
Ithaca Energy, Inc. (a)	2,247,700	2,702,984
Murphy Oil Corp.	10,800	692,712
Niger Uranium Ltd.	9	2
Niko Resources Ltd.	100	5,375
Oil Search Ltd.	1,032,781	4,621,692
Oilexco, Inc. (a)	165,600	1,625,817
OPTI Canada, Inc. (a)	200	2,076
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	400	14,968
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rentech, Inc. (a)	100	$ 133
Rosetta Resources, Inc. (a)	601,662	11,046,514
SandRidge Energy, Inc.	100	1,960
Sasol Ltd. sponsored ADR	100	4,249
Surgutneftegaz JSC sponsored ADR	500	2,655
Swift Energy Co. (a)	215,465	8,336,341
Valero Energy Corp.	546,300	16,552,890
		176,038,424
TOTAL ENERGY		634,385,169
FINANCIALS - 6.2%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	100	3,258
Espirito Santo Financial Group SA	100	1,853
Indiabulls Securities Ltd.	100	78
JAFCO Co. Ltd.	51,200	1,930,582
Janus Capital Group, Inc. (d)	2,760,576	67,026,785
Japan Asia Investment Co. Ltd.	2,139,000	4,285,914
Legg Mason, Inc.	100	3,806
Marusan Securities Co. Ltd. (d)	2,756,100	16,976,941
W.P. Carey & Co. LLC	168,207	4,390,203
		94,619,420
Commercial Banks - 0.8%
Axis Bank Ltd.	100	1,567
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	848,353	12,233,250
Bank of Ayudhya PCL (For. Reg.)	304,800	147,748
Bank of Baroda	1,267,580	8,368,946
Bank of India (a)	104,565	647,026
Boston Private Financial Holdings, Inc.	4,595	40,160
Cathay General Bancorp	20	476
China Merchants Bank Co. Ltd. (H Shares)	1,000	2,415
East West Bancorp, Inc.	100	1,370
ICICI Bank Ltd. sponsored ADR	100	2,352
Marshall & Ilsley Corp.	100	2,015
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	846,000	7,394,040
National Penn Bancshares, Inc. (d)	41,752	609,579
PT Bank Central Asia Tbk	1,000	324
Public Bank Bhd	100	292
Punjab National Bank	100	1,050
Sberbank (Savings Bank of the Russian Federation) GDR	100	26,415
Seven Bank Ltd. (d)	2,369	6,316,167
Siam City Bank PCL (For. Reg.) (a)	236,300	68,520
Siam Commercial Bank PCL (For. Reg.)	200	414
Sumitomo Trust & Banking Co. Ltd.	1,405,000	9,364,256
The Jammu & Kashmir Bank Ltd.	423	4,088

	Shares	Value
The Mie Bank Ltd.	1,000	$ 4,072
UMB Financial Corp.	100	5,252
Union Bank of India	3,008,121	9,754,078
Wells Fargo & Co.	100	3,753
Wintrust Financial Corp.	100	2,935
		55,002,560
Consumer Finance - 0.0%
Capital One Financial Corp.	58,600	2,988,600
Diversified Financial Services - 0.0%
Bajaj Holdings & Investment Ltd. (a)	100	983
Bank of Georgia unit (a)	100	651
Octav Investments Ltd. (a)	8	4
SREI Infrastructure Finance Ltd.	100	131
		1,769
Insurance - 2.7%
ACE Ltd.	100	5,413
Admiral Group PLC	663	12,193
AFLAC, Inc.	178,200	10,469,250
Arch Capital Group Ltd. (a)	100	7,303
AXA SA sponsored ADR	100	3,266
Bajaj Finserv Ltd.	100	844
Brown & Brown, Inc.	100	2,162
China Life Insurance Co. Ltd. (a)	215,070	95,137
China Life Insurance Co. Ltd. ADR (a)	266	14,795
Genworth Financial, Inc. Class A (non-vtg.)	100	861
Old Republic International Corp.	210,200	2,680,050
Power Financial Corp.	100	3,125
Progressive Corp.	196,819	3,424,651
Protective Life Corp.	810,244	23,100,056
Reinsurance Group of America, Inc.:
Class A (d)	2,012,897	108,696,438
Class B (a)	498,448	23,636,404
Samsung Fire & Marine Insurance Co. Ltd.	100	17,506
The Chubb Corp.	100	5,490
XL Capital Ltd. Class A	1,071,137	19,216,198
		191,391,142
Real Estate Investment Trusts - 1.0%
BioMed Realty Trust, Inc.	100	2,645
CapitalSource, Inc.	199,786	2,457,368
Corporate Office Properties Trust (SBI)	100	4,035
Digital Realty Trust, Inc.	100	4,725
First Industrial Realty Trust, Inc. (d)	23,500	673,980
Plum Creek Timber Co., Inc.	100	4,986
ProLogis Trust	400,900	16,545,143
Senior Housing Properties Trust (SBI)	1,909,069	45,493,114
SL Green Realty Corp.	41,800	2,708,640
		67,894,636
Real Estate Management & Development - 0.3%
Allgreen Properties Ltd. (a)	1,148,000	511,136
Ayala Land, Inc.	14,622,600	2,844,142
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Babis Vovos International Technical SA (a)	12,465	$ 343,023
CapitaLand Ltd.	1,000	2,180
CB Richard Ellis Group, Inc. Class A (a)	100	1,337
Cyrela Commercial Properties SA Empreendimentos e Participações	680	2,895
DLF Ltd. (a)	100	767
Kenedix, Inc. (d)	19,242	11,315,153
Megaworld Corp.	12,277,000	363,378
New World China Land Ltd.	9,968,800	2,333,602
Songbird Estates PLC Class B (a)(d)	591,400	979,877
SPG Land (Holdings) Ltd.	2,200,100	458,955
		19,156,445
Thrifts & Mortgage Finance - 0.0%
Carver Bancorp, Inc.	100	675
Farmer Mac Class C (non-vtg.) (d)	378,428	1,551,555
First Keystone Financial, Inc. (a)	100	900
Hudson City Bancorp, Inc.	100	1,845
People's United Financial, Inc.	100	1,925
		1,556,900
TOTAL FINANCIALS		432,611,472
HEALTH CARE - 16.0%
Biotechnology - 1.3%
3SBio, Inc. sponsored ADR (a)	55,600	358,620
Amylin Pharmaceuticals, Inc. (a)	259,200	5,241,024
Basilea Pharmaceutica AG (a)	40,547	6,006,547
BioCryst Pharmaceuticals, Inc. (a)(d)	678,191	2,129,520
BioMarin Pharmaceutical, Inc. (a)	81,100	2,148,339
Bionovo, Inc. (a)	100	87
Celera Corp. (a)	1,100	16,995
Combinatorx, Inc. (a)	100	323
CSL Ltd.	146,461	4,436,739
Cubist Pharmaceuticals, Inc. (a)	569,986	12,670,789
CytRx Corp.	685	349
Genta, Inc. (a)	16	4
Gilead Sciences, Inc. (a)	100	4,558
Grifols SA	358,846	9,165,754
Halozyme Therapeutics, Inc. (a)	100	734
Human Genome Sciences, Inc. (a)(d)	1,215,362	7,717,549
MannKind Corp. (a)	40	154
Momenta Pharmaceuticals, Inc. (a)(d)	69,800	915,078
Myriad Genetics, Inc. (a)	528,322	34,277,531
Omrix Biopharmaceuticals, Inc. (a)	100	1,794
OncoGenex Pharmaceuticals, Inc. (a)	5	18
Pro-Pharmaceuticals, Inc. (a)	100	20
Sangamo Biosciences, Inc. (a)(d)	1,116,891	8,600,061
Sino Biopharmaceutical Ltd.	4,000	534
Theravance, Inc. (a)	100	1,246
TorreyPines Therapeutics, Inc. (a)	100	49

	Shares	Value
VaxGen, Inc. (a)	100	$ 65
Vion Pharmaceuticals, Inc. (a)	10	4
Zymogenetics, Inc. (a)	100	666
		93,695,151
Health Care Equipment & Supplies - 6.0%
Abiomed, Inc. (a)(d)	164,900	2,926,975
Align Technology, Inc. (a)	100	1,083
American Medical Systems Holdings, Inc. (a)	100	1,776
Angiodynamics, Inc. (a)	648	10,238
Baxter International, Inc.	312,750	20,525,783
Becton, Dickinson & Co.	814,848	65,399,700
Biophan Technologies, Inc. (a)	100	2
Boston Scientific Corp. (a)	2,206,400	27,072,528
China Medical Technologies, Inc. sponsored ADR	100	3,258
Covidien Ltd.	100	5,376
DENTSPLY International, Inc.	503,071	18,885,285
DiaSorin S.p.A.	100	1,955
Edwards Lifesciences Corp. (a)	975,766	56,360,244
ev3, Inc. (a)	100	1,004
Fresenius AG	300	22,014
Gen-Probe, Inc. (a)	100	5,305
Heartware Ltd. (a)	100	49
Home Diagnostics, Inc. (a)	100	968
Immucor, Inc. (a)	100	3,196
Insulet Corp. (a)(d)	390,101	5,430,206
Integra LifeSciences Holdings Corp. (a)	100	4,403
Kinetic Concepts, Inc. (a)(d)	2,636,170	75,368,100
Medtronic, Inc.	1,707,213	85,531,371
Meridian Bioscience, Inc.	150	4,356
Mingyuan Medicare Development Co. Ltd.	53,420,000	5,705,423
Neogen Corp. (a)	150	4,227
Northstar Neuroscience, Inc. (a)	100	155
NuVasive, Inc. (a)	100	4,933
NxStage Medical, Inc. (a)	100	422
Optos PLC (a)	100	177
Osteotech, Inc. (a)	75,849	323,117
Quidel Corp. (a)	892,765	14,650,274
RTI Biologics, Inc. (a)	874,369	8,175,350
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,180,000	3,272,190
Somanetics Corp. (a)	100	2,187
Steris Corp.	274,534	10,316,988
Terumo Corp.	100,300	5,234,060
ThermoGenesis Corp. (a)	765,918	957,398
Varian Medical Systems, Inc. (a)	180,558	10,315,279
Vascular Solutions, Inc. (a)	100	749
Vnus Medical Technologies, Inc. (a)	100	2,093
Zimmer Holdings, Inc. (a)	100	6,456
		416,536,653
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.6%
Aetna, Inc.	100	$ 3,611
Amedisys, Inc. (a)	45,100	2,195,017
AmSurg Corp. (a)	100	2,547
Apollo Hospitals Enterprise Ltd.	100	967
athenahealth, Inc.	360,075	11,979,695
Bangkok Dusit Medical Service PCL (For. Reg.)	100	94
Brookdale Senior Living, Inc.	100	2,199
CardioNet, Inc.	100	2,496
Centene Corp. (a)	1,133,714	23,252,474
Diagnosticos da America SA	13,600	185,446
Emeritus Corp. (a)	1,078,629	26,857,862
Genoptix, Inc.	100	3,267
Health Grades, Inc. (a)	915,296	2,599,441
Henry Schein, Inc. (a)	167,400	9,012,816
HMS Holdings Corp. (a)	100	2,396
IPC The Hospitalist Co., Inc.	337,727	8,679,584
Laboratory Corp. of America Holdings (a)	400,853	27,859,284
Lincare Holdings, Inc. (a)	271,977	8,183,788
Medial Saude SA	751,000	4,342,524
Message Co. Ltd. (a)	1,619	1,553,706
Molina Healthcare, Inc. (a)	239,337	7,419,447
Omnicare, Inc. (d)	383,000	11,018,910
Parkway Holdings Ltd.	40,600	53,781
Quest Diagnostics, Inc.	437,500	22,605,625
Ramsay Health Care Ltd.	101	819
Sonic Healthcare Ltd.	100	1,064
U.S. Physical Therapy, Inc. (a)(e)	989,576	17,179,039
		184,997,899
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	436,639	5,431,789
Eclipsys Corp. (a)	6,836	143,214
HLTH Corp. (a)	1,157,900	13,234,797
MedAssets, Inc.	100	1,720
Merge Healthcare, Inc.	200	202
Omnicell, Inc. (a)	42	552
ProxyMed, Inc. (a)	100	2
		18,812,276
Life Sciences Tools & Services - 4.0%
Bachem Holding AG (B Shares)	100	7,912
Bio-Imaging Technologies, Inc. (a)	100	772
Bio-Rad Laboratories, Inc. Class A (a)	327	32,412
Bruker BioSciences Corp. (a)	1,452,819	19,366,077
Cambrex Corp. (a)	200	1,230
Clinical Data, Inc. (a)	150	2,412
Divi's Laboratories Ltd.	70,100	2,040,506
Evotec OAI AG (a)	100	150
Exelixis, Inc. (a)	174	1,058
Harvard Bioscience, Inc. (a)(e)	1,882,775	8,754,904

	Shares	Value
Helicos BioSciences Corp. (a)	100	$ 172
Invitrogen Corp. (a)	53,800	2,033,640
Luminex Corp. (a)	100	2,501
Millipore Corp. (a)	100	6,880
Nektar Therapeutics (a)	100	359
PerkinElmer, Inc.	1,209,360	30,197,719
QIAGEN NV (a)	3,927,977	77,498,986
Sequenom, Inc. (a)(d)	180,606	4,807,732
Strategic Diagnostics, Inc. (a)	876,419	1,419,799
Techne Corp. (a)	100	7,212
Thermo Fisher Scientific, Inc. (a)	2,369,696	130,333,280
		276,515,713
Pharmaceuticals - 1.8%
Allergan, Inc.	452,616	23,309,724
Ardea Biosciences, Inc. (a)(d)	69,657	963,356
Boiron SA (a)	55	1,464
Cadence Pharmaceuticals, Inc. (a)	100	888
Elite Pharmaceuticals, Inc. Class A (a)	100	17
Endo Pharmaceuticals Holdings, Inc. (a)	3,300,097	66,001,940
Hi-Tech Pharmacal Co., Inc. (a)	100	982
Novo Nordisk AS Series B sponsored ADR	100	5,120
Pfizer Ltd.	100	1,213
Piramal Healthcare Ltd.	697,600	4,995,744
Questcor Pharmaceuticals, Inc. (a)	100	735
Ranbaxy Laboratories Ltd. sponsored GDR	75	405
SuperGen, Inc. (a)	100	142
Teva Pharmaceutical Industries Ltd. sponsored ADR	610,900	27,973,111
		123,254,841
TOTAL HEALTH CARE		1,113,812,533
INDUSTRIALS - 11.0%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	100	5,973
General Dynamics Corp.	200	14,724
Raytheon Co.	459,590	24,592,661
		24,613,358
Air Freight & Logistics - 0.0%
Business Post Group PLC (a)	200	1,105
FedEx Corp.	100	7,904
Transport Corp. of India Ltd.	164,553	235,907
		244,916
Airlines - 0.0%
Air China Ltd. (H Shares) (a)	2,000	904
Building Products - 0.2%
Asahi Glass Co. Ltd.	462,000	4,062,797
Blue Star Ltd.	1,018,317	6,362,511
Duratex SA	100	1,052
Lindab International AB	1,000	12,194
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Simpson Manufacturing Co. Ltd.	100	$ 2,709
Universal Forest Products, Inc.	100	3,491
		10,444,754
Commercial Services & Supplies - 1.4%
American Ecology Corp.	198,105	5,481,565
Copart, Inc. (a)	271,372	10,312,136
Covanta Holding Corp. (a)	100	2,394
Fuel Tech, Inc. (a)(d)(e)	1,230,977	22,268,374
HNI Corp.	100	2,534
InnerWorkings, Inc. (a)	100	1,109
Moshi Moshi Hotline, Inc.	582,400	15,227,411
R.R. Donnelley & Sons Co.	434,572	10,660,051
Republic Services, Inc.	323,300	9,692,534
Steelcase, Inc. Class A	100	1,075
Stericycle, Inc. (a)	100	5,891
Taiwan Secom Co.	2,000	2,881
The Brink's Co.	147,700	9,012,654
United Envirotech Ltd.	1,000	113
Waste Management, Inc.	415,102	13,071,562
		95,742,284
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	100	2,444
China Communications Construction Co. Ltd. (H Shares) (a)	1,000	878
Insituform Technologies, Inc. Class A (a)	12,200	182,512
IVRCL Infrastructures & Projects Ltd.	784,417	3,998,831
LANCO Infratech Ltd.	697	2,771
Larsen & Toubro Ltd.	48,821	2,591,266
Maire Tecnimont SpA	624,000	2,240,094
Midas Holdings Ltd.	26,914,100	7,936,502
Nagarjuna Construction Co. Ltd.	286,952	601,248
Orascom Construction Industries SAE GDR	100	10,275
Pike Electric Corp. (a)	60,202	886,775
Prajay Engineers Syndicate Ltd.	115,252	84,880
Pratibha Industries Ltd. (a)	243,970	1,254,684
Schmack Biogas AG (a)	100	995
SNC-Lavalin Group, Inc.	100	3,615
Taihei Dengyo Kaisha Ltd.	161,000	1,141,266
		20,939,036
Electrical Equipment - 2.6%
Akeena Solar, Inc. (a)	100	379
AMETEK, Inc.	413,112	16,842,576
AstroPower, Inc. (a)	100	0
Conergy AG (a)	100	879
Cooper Industries Ltd. Class A	2,342,240	93,572,488
Distributed Energy Systems Corp. (a)	100	2
Emerson Electric Co.	100	4,079
Fortune Electric Co. Ltd.	1,921,500	1,858,098
Gamesa Corporacion Tecnologica, SA	100	3,425

	Shares	Value
Harbin Electric, Inc. (a)	64	$ 758
II-VI, Inc. (a)	219,500	8,485,870
Johnson Electric Holdings Ltd. sponsored ADR	100	366
Jyoti Structures Ltd.	100	193
KEC International Ltd.	100	817
Lloyd Electric & Engineering Ltd.	147,293	176,710
Neo-Neon Holdings Ltd.	24,838,000	5,787,425
PowerSecure International, Inc. (a)(d)	671,111	4,066,933
Regal-Beloit Corp.	100	4,252
Roper Industries, Inc.	121,500	6,920,640
Solar Integrated Technologies, Inc. (a)	100	81
SolarWorld AG	699,668	29,439,313
Thomas & Betts Corp. (a)	100	3,907
Vestas Wind Systems AS (a)	152,900	13,342,714
Woodward Governor Co.	100	3,527
		180,515,432
Industrial Conglomerates - 0.1%
Aditya Birla Nuvo Ltd.	100	2,033
Hutchison Whampoa Ltd. ADR	100	3,745
Max India Ltd. (a)	1,300,100	4,635,718
Siemens AG sponsored ADR	100	9,389
		4,650,885
Machinery - 5.1%
3D Systems Corp. (a)	100	1,425
AGCO Corp. (a)	4,382,873	186,754,225
Albany International Corp. Class A	100	2,733
Basin Water, Inc. (a)	695	1,279
Bell Equipment Ltd.	30,078	91,724
Bucher Industries AG	500	67,167
Chart Industries, Inc. (a)	20,300	579,768
China Yuchai International Ltd.	100	759
Cummins India Ltd.	100	661
Cummins, Inc.	880,600	38,499,832
Deere & Co.	786,091	38,911,505
Doosan Infracore Co. Ltd.	100	1,643
Eicher Motors Ltd.	100	581
Energy Recovery, Inc.	100	959
ESCO Technologies, Inc. (a)	100	4,817
EVA Precision Industrial Holdings Ltd.	8,824,000	758,061
Graco, Inc.	100	3,561
Haitian International Holdings Ltd.	7,296,000	1,726,902
IDEX Corp.	71,500	2,217,930
Jain Irrigation Systems Ltd.	100	871
Joy Global, Inc.	185,200	8,359,928
K-Tron International, Inc. (a)	62,700	8,077,641
KCI Konecranes Oyj	100	2,390
Komax Holding AG (Reg.)	100	11,210
Metso Corp. sponsored ADR	100	2,444
PACCAR, Inc.	150	5,729
Pall Corp.	100	3,439
R. STAHL AG	47,627	1,782,400
Railpower Technologies Corp. (a)	100	31
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Shanthi Gears Ltd.	410,259	$ 624,698
SPX Corp.	748,132	57,606,164
Thermax Ltd.	100	904
Uzel Makina Sanayi AS	456,690	279,059
Wabash National Corp.	100	945
Weichai Power Co. Ltd. (H Shares)	1,626,100	6,221,385
		352,604,770
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	100	920
Administaff, Inc.	730	19,871
Advisory Board Co. (a)	100	3,016
GFK AG	20	613
JobStreet Corp. Bhd	2,617,600	1,289,798
Manpower, Inc.	350,335	15,120,459
Michael Page International PLC	100	416
Monster Worldwide, Inc. (a)	100	1,491
MPS Group, Inc. (a)	100	1,008
Randstad Holdings NV	451,300	11,862,520
Seek Ltd.	100	414
SGS Societe Generale de Surveillance Holding SA (Reg.)	100	117,701
WS Atkins PLC	210,500	2,743,213
		31,161,440
Road & Rail - 0.5%
America Latina Logistica SA unit	100	687
CSX Corp.	693,134	37,824,322
Guangshen Railway Co. Ltd. sponsored ADR	100	2,420
Landstar System, Inc.	100	4,406
Norfolk Southern Corp.	100	6,621
Old Dominion Freight Lines, Inc. (a)	100	2,834
		37,841,290
Trading Companies & Distributors - 0.0%
DXP Enterprises, Inc. (a)	45,500	2,425,605
GATX Corp.	100	3,957
MSC Industrial Direct Co., Inc. Class A	77	3,547
Richelieu Hardware Ltd.	100	1,884
		2,434,993
Transportation Infrastructure - 0.0%
Quixote Corp.	38,500	315,700
TOTAL INDUSTRIALS		761,509,762
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 3.1%
Adtran, Inc.	736,295	14,350,390
Airspan Networks, Inc. (a)	723	246
Airvana, Inc. (a)	100	589
Alcatel-Lucent SA sponsored ADR (a)	100	384
Alvarion Ltd. (a)	600	3,486

	Shares	Value
Aruba Networks, Inc. (a)	100	$ 513
CommScope, Inc. (a)	100	3,464
Comtech Telecommunications Corp. (a)(e)	1,509,904	74,347,673
Finisar Corp. (a)	100	101
Juniper Networks, Inc. (a)	3,911,784	82,421,289
MIC Electronics Ltd.	1,883,689	3,894,345
Option NV (a)	360	1,333
Polycom, Inc. (a)	1,804,538	41,738,964
Sonus Networks, Inc. (a)	100	288
Vyyo, Inc. (a)	100	12
		216,763,077
Computers & Peripherals - 1.1%
Acer, Inc.	14,127,925	23,996,094
ASUSTeK Computer, Inc.	3,270,820	6,457,353
Gemalto NV (a)	353,150	12,735,492
HTC Corp.	6,000	92,897
I-Chiun Precision Industries Co. Ltd.	5,373,427	4,458,178
Lenovo Group Ltd.	7,302,000	3,222,842
Lenovo Group Ltd. ADR	10,700	92,020
Logitech International SA (a)	127,156	2,965,278
Moser-Baer India Ltd.	150	358
Psion PLC	33	40
STEC, Inc. (a)(d)	2,496,381	19,222,134
Wacom Co. Ltd.	1,411	2,626,638
		75,869,324
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	157,800	4,137,516
Hana Microelectronics PCL (For. Reg.)	509,400	204,642
Ingenico SA	750,000	18,831,544
Ingenico SA	396,730	9,993,733
L-1 Identity Solutions, Inc. (a)	100	1,528
Lumax International Corp. Ltd.	467,500	589,634
Mellanox Technologies Ltd. (a)	100	1,033
Mettler-Toledo International, Inc. (a)	531,774	52,113,852
MTS Systems Corp.	317,622	13,371,886
National Instruments Corp.	270,200	8,119,510
RadiSys Corp. (a)	16,368	140,765
Trimble Navigation Ltd. (a)	700	18,102
Universal Display Corp. (a)(d)	291,746	3,197,536
		110,721,281
Internet Software & Services - 0.5%
Answers Corp. (a)	100	550
Aun Consulting, Inc.	36	13,839
comScore, Inc. (a)	200	3,526
Constant Contact, Inc.	200	3,414
Digital River, Inc. (a)	100	3,240
F@N Communications, Inc. (d)	325	237,271
GigaMedia Ltd. (a)	450,600	3,320,922
GSI Commerce, Inc. (a)	100	1,548
iMergent, Inc.	100	1,120
INFO Edge India Ltd.	100	1,279
LBI International AB (a)	82,100	152,690
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LivePerson, Inc. (a)	1,553,259	$ 4,519,984
Napster, Inc. (a)	100	261
RealNetworks, Inc. (a)	100	508
Rediff.com India Ltd. sponsored ADR (a)	1,100	4,510
Sify Technologies Ltd. sponsored ADR (a)	700	1,232
Tencent Holdings Ltd.	1,228,600	8,980,436
TheStreet.com, Inc.	100	599
ValueClick, Inc. (a)	1,103,527	11,289,081
VeriSign, Inc. (a)	100	2,608
Vocus, Inc. (a)	100	3,396
WebMD Health Corp. Class A (a)(d)	109,688	3,262,121
Website Pros, Inc. (a)	43	232
Zix Corp. (a)(d)	861,612	1,947,243
		33,751,610
IT Services - 3.5%
Accenture Ltd. Class A	3,112,602	118,278,876
Affiliated Computer Services, Inc. Class A (a)	734,962	37,211,126
Cap Gemini SA	232,400	10,974,876
Ciber, Inc. (a)	929,459	6,496,918
Datacash Group PLC	184,200	950,769
DST Systems, Inc. (a)(d)	166,000	9,294,340
Fiserv, Inc. (a)	100	4,732
Metavante Holding Co. (a)	33	642
Online Resources Corp. (a)	878,536	6,826,225
Paracon Holdings Ltd.	32,405	6,135
Perot Systems Corp. Class A (a)	3,085,363	53,531,048
SM&A (a)	100	305
Syntel, Inc.	100	2,450
VeriFone Holdings, Inc. (a)	100	1,654
WNS Holdings Ltd. sponsored ADR (a)	100	985
Yucheng Technologies Ltd. (a)	100	1,015
		243,582,096
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	1,192,836	33,220,483
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	100	525
Advanced Semiconductor Manufacturing Corp. Ltd. (H Shares) (a)	2,000	50
Aixtron AG	700	4,111
Aixtron AG sponsored ADR	100	600
Alliance Semiconductor Corp. (a)	100	75
Altera Corp.	4,751,041	98,251,528
ARM Holdings PLC sponsored ADR	100	520
ATMI, Inc. (a)	892,470	16,046,611
Cree, Inc. (a)(d)	692,958	15,785,583
Cymer, Inc. (a)	637,375	16,144,709
Disco Corp. (d)	156,000	4,580,236
Epistar Corp.	3,997,355	5,411,292
Fairchild Semiconductor International, Inc. (a)	100	889

	Shares	Value
Formosa Epitaxy, Inc. (e)	10,277,353	$ 5,522,041
Hittite Microwave Corp. (a)	100	3,360
Infineon Technologies AG sponsored ADR (a)	100	559
Intersil Corp. Class A	2,132,207	35,351,992
KLA-Tencor Corp.	100	3,165
Kontron AG	608,600	6,247,546
Kopin Corp. (a)	100	312
Microchip Technology, Inc.	100	2,943
MJC Probe, Inc.	1,212	1,511
National Semiconductor Corp.	206,900	3,560,749
Omnivision Technologies, Inc. (a)	234,489	2,675,519
Opto Technology Corp.	5,566,404	2,432,013
Pericom Semiconductor Corp. (a)	292,202	3,068,121
PMC-Sierra, Inc. (a)	7,096,662	52,657,232
Powertech Technology, Inc.	1,265,000	2,806,346
Richtek Technology Corp.	1,510,845	8,157,751
Rubicon Technology, Inc.	35,800	258,476
Samco, Inc.	120	1,110
Semiconductor Manufacturing International Corp. sponsored ADR (a)	100	149
Seoul Semiconductor Co. Ltd.	400,000	3,851,838
Silicon Laboratories, Inc. (a)	100	3,070
Trio-Tech International	100	364
Varian Semiconductor Equipment Associates, Inc. (a)	100	2,512
Xilinx, Inc.	2,747,966	64,439,803
		347,275,211
Software - 3.2%
Activision Blizzard, Inc. (a)	2	31
Adobe Systems, Inc. (a)	189,670	7,486,275
Ansys, Inc. (a)	502,900	19,044,823
Aspen Technology, Inc. (a)	1,069,950	13,588,365
Autonomy Corp. PLC (a)	1,856,064	34,464,870
Citrix Systems, Inc. (a)	100	2,526
DemandTec, Inc. (a)	100	901
DMRC Corp. (a)	28	326
Financial Technologies India Ltd.	78	1,755
Global Digital Creations Holdings Ltd. (a)	5,052,000	132,600
Informatica Corp. (a)	100	1,299
Kingdee International Software Group Co. Ltd.	36,494,000	7,035,386
Longtop Financial Technologies Ltd. ADR	567,246	7,992,496
Macrovision Solutions Corp. (a)	863,372	13,278,661
McAfee, Inc. (a)	100	3,396
NDS Group PLC sponsored ADR (a)	126,570	7,073,997
NetDragon WebSoft, Inc.	500	313
NetScout Systems, Inc. (a)	100	1,064
NetSuite, Inc.	100	1,802
Nintendo Co. Ltd.	100	42,456
Perfect World Co. Ltd. sponsored ADR Class B (a)	739,500	16,594,380
PROS Holdings, Inc. (a)	100	939
Quality Systems, Inc. (d)	218,264	9,223,837
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	100	$ 4,840
SAP AG sponsored ADR	100	5,343
Scientific Learning Corp. (a)	100	330
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,372,500	35,067,375
Smith Micro Software, Inc. (a)	100	710
Solera Holdings, Inc. (a)	271,726	7,803,971
SPSS, Inc. (a)	30,151	885,233
Streamline Health Solutions, Inc. (a)	100	190
Subex Ltd. (a)	89	166
Sybase, Inc. (a)	286,966	8,786,899
Symantec Corp. (a)	100	1,958
Tata Elxsi Ltd.	100	276
Tyler Technologies, Inc. (a)	100	1,517
Ubisoft Entertainment SA (a)	429,900	29,895,521
Ultimate Software Group, Inc. (a)	100	2,700
VMware, Inc. Class A (a)	100	2,664
Yedang Online Corp.	202,840	1,244,800
		219,676,991
TOTAL INFORMATION TECHNOLOGY		1,280,860,073
MATERIALS - 8.7%
Chemicals - 1.7%
ADA-ES, Inc. (a)	100	810
Advansa Sasa Polyester Sanayi AS (a)	1	0
Albemarle Corp.	1,184,228	36,521,592
Asian Paints India Ltd. (a)	132,616	3,391,054
Bayer CropScience Ltd.	25,461	150,396
Calgon Carbon Corp. (a)	100	2,036
Celanese Corp. Class A	119,237	3,327,905
Ecolab, Inc.	712	34,546
FMC Corp.	355,382	18,263,081
Jubilant Organosys Ltd.	100	612
Landec Corp. (a)	752	6,159
Monsanto Co.	200	19,796
Quaker Chemical Corp.	100	2,846
Recticel SA	100	1,074
RPM International, Inc.	100	1,934
Sensient Technologies Corp.	1,826,072	51,367,405
Syngenta AG sponsored ADR	155,700	6,589,224
United Phosphorous Ltd.	100	669
Zoltek Companies, Inc. (a)	100	1,711
		119,682,850
Construction Materials - 0.0%
CRH PLC	1	21
Shree Cement Ltd.	100	1,090
Vulcan Materials Co.	11	820
		1,931

	Shares	Value
Containers & Packaging - 0.5%
Aptargroup, Inc.	100	$ 3,911
Ball Corp.	318,385	12,573,024
Owens-Illinois, Inc. (a)	803,625	23,626,575
Sealed Air Corp.	200	4,398
Sonoco Products Co.	100	2,968
		36,210,876
Metals & Mining - 6.5%
Africa Cellular Towers Ltd. (a)	290,317	61,433
Barrick Gold Corp.	2,435,111	89,154,712
Brush Engineered Materials, Inc. (a)	100	1,857
Centerra Gold, Inc. (a)	469,400	1,719,899
Eldorado Gold Corp. (a)	8,785,700	54,807,448
FNX Mining Co., Inc. (a)	100	1,058
Franco-Nevada Corp.	39,900	751,592
Goldcorp, Inc.	181,900	5,719,836
Great Basin Gold Ltd. (a)	1,831,000	3,750,075
Grupo Mexico SA de CV Series B	302	318
High River Gold Mines Ltd. (a)	12,377,200	7,209,568
IAMGOLD Corp.	3,958,100	21,828,304
Inmet Mining Corp.	100	4,656
Ivanhoe Mines Ltd. (a)	100	606
Jaguar Mining, Inc. (a)	869,100	4,841,942
Kinross Gold Corp.	658,100	10,566,450
Lihir Gold Ltd. (a)	3,500,494	7,915,444
Maharashtra Seamless Ltd.	70,000	418,703
Minefinders Corp. Ltd. (a)	885,600	6,614,543
Newcrest Mining Ltd.	1,354,907	28,150,370
Newmont Mining Corp.	4,774,456	185,057,915
Nucor Corp.	160,700	6,347,650
Shore Gold, Inc. (a)	805,600	832,544
United States Steel Corp.	23,800	1,847,118
Xstrata PLC	100	3,117
Yamana Gold, Inc.	1,198,354	9,851,181
		447,458,339
Paper & Forest Products - 0.0%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.) (a)	100	3,671
Ballarpur Industries Ltd.	300	184
Cathay Forest Products Corp. (a)	40,100	24,865
Glatfelter	61,100	827,294
Pope Resources, Inc. LP	100	2,845
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	61
		858,920
TOTAL MATERIALS		604,212,916
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
FREEDOM4 Communications PLC (a)	100	3
LG Dacom Corp.	234,540	4,165,894
PT Indosat Tbk sponsored ADR	100	3,266
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	$ 2,978
Telenor ASA sponsored ADR	100	3,680
Verizon Communications, Inc.	1,576,202	50,580,322
		54,756,143
Wireless Telecommunication Services - 0.0%
Philippine Long Distance Telephone Co.	100	5,677
Sprint Nextel Corp.	700	4,270
Telemig Celular Participacoes SA sponsored ADR	61	2,258
		12,205
TOTAL TELECOMMUNICATION SERVICES		54,768,348
UTILITIES - 0.2%
Gas Utilities - 0.0%
Aegis Logistics Ltd.	120,637	310,817
Independent Power Producers & Energy Traders - 0.0%
International Power PLC sponsored ADR	100	6,639
NTPC Ltd.	100	374
Ormat Technologies, Inc.	100	3,633
PTC India Ltd.	100	140
		10,786
Multi-Utilities - 0.2%
RWE AG	123,300	11,750,835
Water Utilities - 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	11
Puncak Niaga Holding BHD	70	60
		71
TOTAL UTILITIES		12,072,509
TOTAL COMMON STOCKS (Cost $7,240,300,105)		6,642,057,833
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60% (a) (Cost $119)	5	$ 0
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 1.92% (b)	234,497,352	234,497,352
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	340,788,124	340,788,124
TOTAL MONEY MARKET FUNDS (Cost $575,285,476)		575,285,476
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $7,815,585,700)	7,217,343,309
NET OTHER ASSETS - (3.9)%	(270,919,892)
NET ASSETS - 100%	$ 6,946,423,417
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $457,907 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,867,758
Fidelity Securities Lending Cash Central Fund	5,715,895
Total	$ 9,583,653
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Dental Partners, Inc.	$ 7,236,454	$ -	$ 6,546,110	$ -	$ -
ATMI, Inc.	22,212,123	36,227,521	32,969,360	-	-
Capitol Bancorp Ltd.	14,797,717	4,667,283	15,416,926	287,845	-
Comtech Telecommunications Corp.	-	73,194,870	-	-	74,347,673
Formosa Epitaxy, Inc.	3,308,541	8,813,719	-	89,200	5,522,041
Fuel Systems Solutions, Inc.	14,460,222	4,387,785	24,949,734	-	-
Fuel Tech, Inc.	9,661,040	18,967,815	-	-	22,268,374
Gentex Corp.	175,194,768	8,606,175	117,207,411	2,626,222	-
Harvard Bioscience, Inc.	8,787,532	-	166,444	-	8,754,904
Hawk Corp. Class A	4,682,587	6,284,246	10,564,296	-	-
Hot Topic, Inc.	14,165,636	655,539	-	-	16,728,059
Interactive Intelligence, Inc.	-	21,362,646	12,381,257	-	-
Netflix, Inc.	2,662	122,775,201	-	-	134,918,117
Newpark Resources, Inc.	44,407,799	5,583,036	23,547,067	-	40,311,359
Online Resources Corp.	11,137,655	6,014,466	4,267,711	-	-
Parker Drilling Co.	61,102,482	5,094,503	33,643,837	-	-
PowerSecure International, Inc.	10,725,818	6,327,062	5,526,118	-	-
Sangamo Biosciences, Inc.	43,711,633	692,011	21,807,657	-	-
U.S. Physical Therapy, Inc.	-	19,096,404	2,528,788	-	17,179,039
Total	$ 445,594,669	$ 348,750,282	$ 311,522,716	$ 3,003,267	$ 320,029,566
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,217,343,309	$ 6,426,123,301	$ 790,925,784	$ 294,224
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	3,695,788
Total Unrealized Gain (Loss)	(3,184,439)
Cost of Purchases	326
Proceeds of Sales	(4,465,388)
Amortization/Accretion	-
Transfer in/out of Level 3	4,247,937
Ending Balance	$ 294,224

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,857,151,084. Net unrealized depreciation aggregated $639,807,775, of which $490,906,225 related to appreciated investment securities and $1,130,714,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

September 30, 2008

1.808798.104

VIPVS-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 1.7%
BorgWarner, Inc.	40,200	$ 1,317,354
Federal-Mogul Corp. Class A (a)	78,400	983,920
Hayes Lemmerz International, Inc. (a)	11,100	30,303
Johnson Controls, Inc.	46,600	1,413,378
The Goodyear Tire & Rubber Co. (a)	81,400	1,246,234
		4,991,189
Automobiles - 0.3%
Renault SA	15,700	1,000,196
Diversified Consumer Services - 2.1%
H&R Block, Inc.	78,300	1,781,325
Hillenbrand, Inc.	71,594	1,443,335
Princeton Review, Inc. (a)	168,334	1,346,672
Regis Corp.	51,300	1,410,750
		5,982,082
Hotels, Restaurants & Leisure - 1.0%
Burger King Holdings, Inc.	18,900	464,184
Darden Restaurants, Inc.	35,100	1,004,913
DineEquity, Inc.	4,647	78,348
McCormick & Schmick's Seafood Restaurants (a)	52,200	508,428
Vail Resorts, Inc. (a)(d)	27,694	967,905
		3,023,778
Household Durables - 3.3%
Black & Decker Corp.	22,900	1,391,175
Centex Corp.	90,500	1,466,100
Ethan Allen Interiors, Inc.	38,200	1,070,364
Pulte Homes, Inc.	128,200	1,790,954
Stanley Furniture Co., Inc.	40,100	366,113
The Stanley Works	30,200	1,260,548
Whirlpool Corp.	27,175	2,154,706
		9,499,960
Leisure Equipment & Products - 0.9%
Brunswick Corp.	92,700	1,185,633
Eastman Kodak Co.	92,600	1,424,188
		2,609,821
Media - 2.0%
Ascent Media Corp. (a)	5,800	141,578
Cinemark Holdings, Inc. (d)	63,901	869,054
DISH Network Corp. Class A (a)	12,700	266,700
Grupo Televisa SA de CV (CPO) sponsored ADR	63,700	1,393,119
Lamar Advertising Co. Class A (a)	1,100	33,979
Liberty Media Corp. - Capital Series A (a)	92,300	1,234,974
Scripps Networks Interactive, Inc. Class A	23,400	849,654
The Walt Disney Co.	3,700	113,553
Virgin Media, Inc.	101,300	800,270
		5,702,881

	Shares	Value
Multiline Retail - 0.4%
Tuesday Morning Corp. (a)	313,581	$ 1,295,090
Specialty Retail - 5.6%
Abercrombie & Fitch Co. Class A	33,100	1,305,795
Advance Auto Parts, Inc.	22,700	900,282
Asbury Automotive Group, Inc.	157,059	1,809,320
Group 1 Automotive, Inc. (d)	61,472	1,335,787
Jos. A. Bank Clothiers, Inc. (a)(d)	31,142	1,046,371
Lithia Motors, Inc. Class A (sub. vtg.) (d)	145,613	627,592
Lowe's Companies, Inc.	53,400	1,265,046
MarineMax, Inc. (a)(d)	44,500	321,735
OfficeMax, Inc.	117,009	1,040,210
PetSmart, Inc.	29,300	724,003
Sherwin-Williams Co.	20,000	1,143,200
Staples, Inc.	64,000	1,440,000
The Men's Wearhouse, Inc. (d)	44,968	955,120
Tween Brands, Inc. (a)	91,000	890,890
Williams-Sonoma, Inc.	76,521	1,238,110
		16,043,461
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. (a)	20,200	439,350
TOTAL CONSUMER DISCRETIONARY		50,587,808
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.2%
Kroger Co.	27,600	758,448
Sysco Corp.	43,300	1,334,939
Winn-Dixie Stores, Inc. (a)	94,970	1,320,083
		3,413,470
Food Products - 1.2%
Cermaq ASA	106,900	694,958
Global Bio-Chem Technology Group Co. Ltd.	482,000	155,902
Groupe Danone	7,900	560,163
Lighthouse Caledonia ASA	171,726	145,163
Marine Harvest ASA (a)(d)	2,459,000	1,226,780
Ralcorp Holdings, Inc. (a)	5,800	390,978
Tyson Foods, Inc. Class A	24,800	296,112
		3,470,056
Personal Products - 0.3%
Bare Escentuals, Inc. (a)(d)	43,700	475,019
Estee Lauder Companies, Inc. Class A	7,400	369,334
		844,353
TOTAL CONSUMER STAPLES		7,727,879
ENERGY - 8.6%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (a)	12,500	455,000
ENSCO International, Inc.	13,200	760,716
Exterran Holdings, Inc. (a)	30,500	974,780
National Oilwell Varco, Inc. (a)	26,200	1,316,026
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)	179,200	$ 1,437,184
Petroleum Geo-Services ASA (a)	52,900	698,859
Transocean, Inc. (a)	10,100	1,109,384
Weatherford International Ltd. (a)	46,900	1,179,066
Willbros Group, Inc. (a)	48,500	1,285,250
		9,216,265
Oil, Gas & Consumable Fuels - 5.4%
Boardwalk Pipeline Partners, LP	18,213	375,188
Cabot Oil & Gas Corp.	55,992	2,023,551
Canadian Natural Resources Ltd.	17,000	1,165,915
Comstock Resources, Inc. (a)	13,700	685,685
Concho Resources, Inc. (a)	24,600	679,206
Copano Energy LLC	22,688	554,948
Denbury Resources, Inc. (a)	37,100	706,384
Energy Transfer Equity LP	64,000	1,392,000
Hess Corp.	16,000	1,313,280
Petrohawk Energy Corp. (a)	90,870	1,965,518
Plains Exploration & Production Co. (a)	10,500	369,180
Quicksilver Gas Services LP	23,925	436,631
Reliance Industries Ltd.	8,515	358,985
Sunoco, Inc.	35,100	1,248,858
Ultra Petroleum Corp. (a)	26,300	1,455,442
Valero Energy Corp.	26,600	805,980
		15,536,751
TOTAL ENERGY		24,753,016
FINANCIALS - 21.2%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	69,354	2,259,553
EFG International	38,746	1,118,742
FCStone Group, Inc. (a)	57,457	1,033,651
Fortress Investment Group LLC (d)	199,116	2,090,718
Franklin Resources, Inc.	13,800	1,216,194
Julius Baer Holding AG	19,396	964,658
State Street Corp.	44,300	2,519,784
		11,203,300
Commercial Banks - 2.4%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	69,400	1,000,748
Boston Private Financial Holdings, Inc.	75,185	657,117
Center Financial Corp., California	37,089	473,627
Fifth Third Bancorp	69,568	827,859
Huntington Bancshares, Inc.	18,600	148,614
Intervest Bancshares Corp. Class A	14,738	112,451
Sumitomo Mitsui Financial Group, Inc.	129	809,091
UCBH Holdings, Inc. (d)	135,302	867,286
Zions Bancorp	51,983	2,011,742
		6,908,535

	Shares	Value
Consumer Finance - 1.1%
Capital One Financial Corp.	45,800	$ 2,335,800
Discover Financial Services	69,600	961,872
		3,297,672
Diversified Financial Services - 2.5%
Bank of America Corp.	66,400	2,324,000
CIT Group, Inc. (d)	203,780	1,418,309
JPMorgan Chase & Co.	50,400	2,353,680
KKR Financial Holdings LLC	185,500	1,179,780
		7,275,769
Insurance - 3.7%
ACE Ltd.	34,000	1,840,420
Arch Capital Group Ltd. (a)	4,500	328,635
Argo Group International Holdings, Ltd. (a)	39,427	1,452,885
Everest Re Group Ltd.	26,300	2,275,739
Genworth Financial, Inc. Class A (non-vtg.)	98,300	846,363
MetLife, Inc.	7,300	408,800
Principal Financial Group, Inc. (d)	31,200	1,356,888
Transatlantic Holdings, Inc.	4,600	250,010
W.R. Berkley Corp.	6,300	148,365
XL Capital Ltd. Class A	94,800	1,700,712
		10,608,817
Real Estate Investment Trusts - 5.8%
Alexandria Real Estate Equities, Inc.	19,099	2,148,638
Camden Property Trust (SBI)	12,600	577,836
CapitalSource, Inc.	188,414	2,317,492
Chimera Investment Corp. (d)	107,773	669,270
Corporate Office Properties Trust (SBI)	52,500	2,118,375
Developers Diversified Realty Corp.	52,500	1,663,725
General Growth Properties, Inc.	76,700	1,158,170
Pennsylvania Real Estate Investment Trust (SBI)	12,700	239,395
Potlatch Corp.	41,700	1,934,463
ProLogis Trust	20,100	829,527
Public Storage	19,975	1,977,725
Tanger Factory Outlet Centers, Inc.	27,600	1,208,604
		16,843,220
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	178,000	2,379,860
Jones Lang LaSalle, Inc.	3,600	156,528
The St. Joe Co. (d)	39,300	1,536,237
		4,072,625
Thrifts & Mortgage Finance - 0.4%
FirstFed Financial Corp. (a)(d)	27,400	214,816
Washington Federal, Inc.	48,902	902,242
Washington Mutual, Inc.	242,857	19,914
		1,136,972
TOTAL FINANCIALS		61,346,910
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.3%
Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc. (a)	10,200	$ 270,198
GTx, Inc. (a)(d)	51,127	972,436
Theravance, Inc. (a)(d)	110,780	1,380,319
		2,622,953
Health Care Equipment & Supplies - 1.0%
Covidien Ltd.	26,250	1,411,200
I-Flow Corp. (a)	6,400	59,584
Orthofix International NV (a)	75,800	1,412,154
		2,882,938
Health Care Providers & Services - 3.9%
Brookdale Senior Living, Inc. (d)	109,192	2,401,132
Capital Senior Living Corp. (a)	102,355	777,898
Community Health Systems, Inc. (a)	18,200	533,442
Emeritus Corp. (a)	141,356	3,519,766
HealthSouth Corp. (a)(d)	73,900	1,361,977
Universal Health Services, Inc. Class B	26,600	1,490,398
VCA Antech, Inc. (a)	39,500	1,164,065
		11,248,678
Life Sciences Tools & Services - 0.3%
AMAG Pharmaceuticals, Inc. (a)	24,000	929,520
Pharmaceuticals - 2.2%
Allergan, Inc.	22,000	1,133,000
Alpharma, Inc. Class A (a)(d)	39,700	1,464,533
Elan Corp. PLC sponsored ADR (a)	22,200	236,874
Sepracor, Inc. (a)	68,300	1,250,573
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,500	526,585
XenoPort, Inc. (a)	34,700	1,682,603
		6,294,168
TOTAL HEALTH CARE		23,978,257
INDUSTRIALS - 17.2%
Aerospace & Defense - 0.7%
Heico Corp. Class A	50,000	1,403,000
Raytheon Co.	13,300	711,683
		2,114,683
Building Products - 1.3%
Masco Corp.	108,200	1,941,108
Owens Corning (a)	72,900	1,743,039
		3,684,147
Commercial Services & Supplies - 3.6%
ACCO Brands Corp. (a)	115,949	874,255
Allied Waste Industries, Inc. (a)	149,100	1,656,501
Cenveo, Inc. (a)	92,293	709,733
Consolidated Graphics, Inc. (a)	31,530	956,305
EnergySolutions, Inc.	115,760	1,157,600

	Shares	Value
GeoEye, Inc. (a)(d)	121,600	$ 2,691,008
R.R. Donnelley & Sons Co.	68,400	1,677,852
Republic Services, Inc.	24,800	743,504
		10,466,758
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	20,600	396,344
Great Lakes Dredge & Dock Corp.	159,978	1,009,461
MYR Group, Inc. (a)(e)	63,900	808,974
Shaw Group, Inc. (a)	12,500	384,125
URS Corp. (a)	42,736	1,567,129
		4,166,033
Electrical Equipment - 3.5%
Acuity Brands, Inc.	33,600	1,403,136
Belden, Inc.	32,100	1,020,459
Cooper Industries Ltd. Class A	52,200	2,085,390
Motech Industries, Inc. GDR (Reg. S)	14,694	64,557
MYR Group, Inc. (a)(d)	47,400	600,084
Prysmian SpA	35,300	694,134
SolarWorld AG	23,100	971,958
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	31,200	1,119,144
Vestas Wind Systems AS (a)	11,300	986,087
Zumtobel AG	74,900	1,061,481
		10,006,430
Industrial Conglomerates - 0.5%
Rheinmetall AG	1,600	86,083
Siemens AG (Reg.)	14,700	1,370,685
		1,456,768
Machinery - 2.8%
Accuride Corp. (a)	188,574	301,718
Albany International Corp. Class A	51,000	1,393,830
Commercial Vehicle Group, Inc. (a)	22,800	162,108
Cummins, Inc.	29,800	1,302,856
Eaton Corp.	30,600	1,719,108
Force Protection, Inc. (a)(d)	177,400	475,432
Navistar International Corp. (a)	25,400	1,376,172
Vallourec SA	5,600	1,207,927
		7,939,151
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)	184,447	1,447,909
Professional Services - 1.2%
CoStar Group, Inc. (a)(d)	35,388	1,606,261
Equifax, Inc.	32,500	1,119,625
Experian PLC	22,000	145,815
Manpower, Inc.	700	30,212
Monster Worldwide, Inc. (a)	39,100	582,981
		3,484,894
Road & Rail - 0.9%
Con-way, Inc.	25,800	1,138,038
Old Dominion Freight Lines, Inc. (a)	18,371	520,634
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
P.A.M. Transportation Services, Inc. (a)	69,009	$ 755,649
Union Pacific Corp.	3,300	234,828
		2,649,149
Trading Companies & Distributors - 0.5%
Rush Enterprises, Inc.:
Class A (a)	105,546	1,350,989
Class B (a)	8,000	100,480
		1,451,469
Transportation Infrastructure - 0.3%
Aegean Marine Petroleum Network, Inc.	33,900	757,665
TOTAL INDUSTRIALS		49,625,056
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.0%
Comverse Technology, Inc. (a)	57,000	545,490
Corning, Inc.	47,900	749,156
Juniper Networks, Inc. (a)	36,400	766,948
Nokia Corp. sponsored ADR	41,500	773,975
		2,835,569
Computers & Peripherals - 1.2%
NCR Corp. (a)	119,400	2,632,770
SanDisk Corp. (a)	50,600	989,230
		3,622,000
Electronic Equipment & Components - 3.4%
Agilent Technologies, Inc. (a)	25,500	756,330
Arrow Electronics, Inc. (a)	52,200	1,368,684
Avnet, Inc. (a)	62,450	1,538,144
Bell Microproducts, Inc. (a)	246,115	443,007
Ingram Micro, Inc. Class A (a)	86,500	1,390,055
Itron, Inc. (a)	23,430	2,074,258
Tyco Electronics Ltd.	83,650	2,313,759
		9,884,237
Internet Software & Services - 2.3%
DealerTrack Holdings, Inc. (a)	126,555	2,131,186
Dice Holdings, Inc. (a)(d)	191,826	1,361,965
Move, Inc. (a)	647,917	1,373,584
VeriSign, Inc. (a)	68,200	1,778,656
		6,645,391
IT Services - 0.9%
Fiserv, Inc. (a)	13,300	629,356
Sapient Corp. (a)	125,902	935,452
Satyam Computer Services Ltd. sponsored ADR	60,700	980,305
		2,545,113
Semiconductors & Semiconductor Equipment - 3.7%
Altera Corp.	72,200	1,493,096

	Shares	Value
ASML Holding NV (NY Shares)	88,400	$ 1,556,724
Globe Specialty Metals, Inc. (Reg. S) (a)	94,655	1,751,118
Lam Research Corp. (a)	54,500	1,716,205
LTX-Credence Corp. (a)	169,015	294,086
ON Semiconductor Corp. (a)	394,891	2,669,463
Varian Semiconductor Equipment Associates, Inc. (a)	49,000	1,230,880
		10,711,572
Software - 1.8%
CA, Inc.	75,900	1,514,964
Gameloft (a)	210,843	1,013,711
Misys PLC	519,521	1,145,502
Synchronoss Technologies, Inc. (a)	30,300	285,123
THQ, Inc. (a)	79,400	955,976
Voltaire Ltd. (a)	55,000	217,800
		5,133,076
TOTAL INFORMATION TECHNOLOGY		41,376,958
MATERIALS - 6.2%
Chemicals - 3.9%
Albemarle Corp.	47,700	1,471,068
Arkema sponsored ADR	23,100	837,097
Calgon Carbon Corp. (a)	94,802	1,930,169
Celanese Corp. Class A	60,479	1,687,969
FMC Corp.	11,160	573,512
H.B. Fuller Co.	63,700	1,329,419
Rockwood Holdings, Inc. (a)	17,300	443,918
Solutia, Inc. (a)	118,170	1,654,380
W.R. Grace & Co. (a)	93,436	1,412,752
		11,340,284
Construction Materials - 0.3%
Martin Marietta Materials, Inc. (d)	8,300	929,434
Containers & Packaging - 0.5%
Temple-Inland, Inc.	88,500	1,350,510
Metals & Mining - 1.2%
Agnico-Eagle Mines Ltd.	22,700	1,239,074
AK Steel Holding Corp. (d)	23,700	614,304
Century Aluminum Co. (a)	4,200	116,298
Goldcorp, Inc.	13,600	427,651
Randgold Resources Ltd. sponsored ADR	15,600	640,068
Shore Gold, Inc. (a)	331,300	342,381
		3,379,776
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	52,374	994,582
TOTAL MATERIALS		17,994,586
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Global Crossing Ltd. (a)	86,832	$ 1,316,373
Qwest Communications International, Inc.	401,200	1,295,876
		2,612,249
UTILITIES - 2.9%
Electric Utilities - 1.3%
Allegheny Energy, Inc.	36,073	1,326,404
Entergy Corp.	11,300	1,005,813
PPL Corp.	38,300	1,417,866
		3,750,083
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	97,200	1,136,268
Clipper Windpower PLC (a)	93,341	563,562
Constellation Energy Group, Inc.	32,011	777,867
NRG Energy, Inc. (a)	67,276	1,665,081
Reliant Energy, Inc. (a)	81,652	600,142
		4,742,920
TOTAL UTILITIES		8,493,003
TOTAL COMMON STOCKS (Cost $364,057,564)		288,495,722
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Commercial Banks - 0.3%
UCBH Holdings, Inc. Series B, 8.50%	560	847,605
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Fiat SpA	76,300	606,280
TOTAL PREFERRED STOCKS (Cost $1,469,786)		1,453,885
Investment Companies - 0.2%
	Shares	Value
Ares Capital Corp. (Cost $585,942)	45,900	$ 478,737
Money Market Funds - 6.6%

Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c) (Cost $19,085,621)	19,085,621	19,085,621
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $385,198,913)	309,513,965
NET OTHER ASSETS - (7.1)%	(20,623,903)
NET ASSETS - 100%	$ 288,890,062
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $808,974 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,655
Fidelity Securities Lending Cash Central Fund	557,348
Total	$ 564,003
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 309,513,965	$ 290,177,984	$ 19,335,981	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 256,100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(129,752)
Cost of Purchases	682,626
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(808,974)
Ending Balance	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $386,975,577. Net unrealized depreciation aggregated $77,461,612, of which $13,050,090 related to appreciated investment securities and $90,511,702 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008